united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100 Elkhorn, Nebrask 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/21

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Inspire International ESG ETF (WWJD)

Inspire Tactical Balanced ESG ETF (RISN)

Inspire Faithward Mid Cap Momentum ESG ETF (GLRY)

Inspire Faithward Large Cap Momentum ESG ETF (FEVR)

Semi-Annual Report
May 31, 2021

1-877-658-9473
www.inspireetf.com

INSPIRE ETF SEMI-ANNUAL REPORT

SHAREHOLDER LETTER (unaudited)

Dear Shareholders:

We are honored to present you with the Semi-Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of May 31, 2021.

We believe the past six months ended May 31, 2021, have shown that the markets and the economy are well on the road to recovery from the global Covid-19 pandemic. The devastating effects of the pandemic have been felt all over the world since early in 2020, and some countries are still suffering. The vaccine roll-out here in the US and in other developed countries over the past six months has fueled the acceleration in the economy and the lifting of restrictions. We cannot say the pandemic is officially over as several emerging market countries are still dealing with a rise in cases and deaths. However, it is highly probable that as the treatments and vaccines that are now available get to these countries, the pandemic is closer to the end. There will be other challenges in the future but at Inspire we remain steadfast in our stance of Faith in our Lord as he promised in 2 Chronicles 7:14 “If my people, who are called by my name, shall humble themselves, and pray, and seek my face, and turn from their wicked ways; then will I hear from heaven, and will forgive their sin, and will heal their land”.

We are thankful that the Lord has been faithful during the past six months and provided for our needs in amazing ways for His Glory. In the past six months, God continued to bless Inspire and has opened many opportunities to expand the biblically responsible investing (BRI) movement. We remain thankful as well for you, our shareholders, for being part of the BRI movement through the Inspire ETFs. We could not do what we do without you, and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of the Inspire ETFs.

BLES – Inspire Global Hope ETF

The recovery in the markets since the decline of the stock market in March 2020 has been amazing to say the least and the upward momentum has continued in the most recent six months. BLES is up for the past six months ended May 31, 2021, +23.85% on a market price basis and +23.00% on the NAV.

ISMD – Inspire Small/Mid Cap Impact ETF

The small cap and mid cap markets have outperformed the US large cap markets over the past six months ended May 31,2021 with ISMD returning +34.21% on a market price basis and +34.07% on the NAV.

IBD – Inspire Corporate Bond Impact ETF

The fear of inflation over the past six months has caused interest rates to rise and bond values to fall. This rise in interest rates across the yield curve caused negative total returns for IBD over the past six months. For the six months ended May 31, 2021, IBD is down -1.16% on a market price basis and down -0.71% on the NAV.

BIBL – Inspire 100 ETF

BIBL was able to benefit from the momentum in the US large cap markets to finish the past six months ended May 31,2021 with a return of +17.39% on a market price basis and +17.37% on the NAV.

WWJD – Inspire International ESG ETF

WWJD has been the beneficiary of a strong global recovery over the past six months in both the international developed countries as well as emerging markets. International and emerging markets are starting to play a positive role in portfolios and we believe this momentum should continue into 2022. For the six months ended May 31, 2021, WWJD is up +22.88% on a market price basis and +22.55% on the NAV.

RISN – Inspire Tactical Balanced ESG

As one of our newest ETFs in the past year, RISN holds an 80% exposure to US large cap stocks and 20% to US fixed income during normal market conditions. The Fund can be adjusted to a neutral allocation of 50% US large cap stocks/50% US fixed income or a conservative allocation of 20% US large cap stocks/80% US fixed income when deemed appropriate by the portfolio managers. Although the Fund has only been in existence for less than a year, the performance has been positive so far. For the six months ended May 31, 2021, RISN is up +14.30% on a market price basis and +13.35% on the NAV.

GLRY – Inspire Faithward Mid Cap Momentum ESG

Over the past six months the Lord Blessed us as we were able to launch GLRY as our 7th ETF on 12-07-2020. GLRY is focused on US mid cap stocks that the manager believes have the potential of outperformance over a market cycle. Although the Fund has only been in existence for less than six months, the performance has been positive so far. Since inception, (12-07-2020), GLRY has returned +17.84% on a market price basis and +17.88% on the NAV.

FEVR – Inspire Faithward Large Cap Momentum ESG

Over the past six months the Lord Blessed us as we were able to launch FEVR as our 8th ETF on 12-07-2020. FEVR is focused on US large cap stocks that the manager believes have the potential of outperformance over a market cycle. Although the Fund has only been in existence for less than six months, the performance has been positive so far. Since inception, (12-07-2020), FEVR has returned +5.48% on a market price basis and +5.44% on the NAV.

Closing Comments

Although the first six months of the fiscal year have been full of blessings and a return to positive markets, we know that challenges will come again in the future. We are grateful to God our Father, for His provision and wisdom in good times as well as in challenging times. Whatever the future holds, we remain thankful to be a part of the mission of making a positive impact in the world through our ETFs alongside you, our brothers and sisters in Christ and fellow shareholders.

We do not know what economic or geo-political situations will come in the next six months, but this we know - God is still in control, and our trust is in Him, not in politicians, economists or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2021.

Sincerely,

Darrell Jayroe, CIO

There is no guarantee that the Funds will achieve their objectives, generate positive returns, or avoid losses.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. Certain Funds track an underlying index and may focus their investments in securities of a particular industry to the extent the underlying index does. This may cause those Funds’ net asset value to fluctuate more than that of a fund that does not focus in a particular industry.

Certain of the Funds are not actively managed, and the Adviser will not sell shares of an equity security of those funds due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying index or the selling of shares of that security is otherwise required upon a rebalancing of the underlying index as addressed in its methodology. Tracking error may occur because of imperfect correlation between a Fund’s holdings of portfolio securities and those in the underlying index. Certain Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the underlying index. To the extent the assets in the Funds are smaller, these risks will be greater.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2021
Inspire Global Hope ETF - NAV	23.00%	56.37%	14.33%	13.55%
Inspire Global Hope ETF - Market Price	23.85%	56.76%	14.17%	13.62%
Inspire Global Hope Large Cap Equal Weight Index ***	23.01%	55.40%	14.37%	13.75%
S&P Global 1200 Total Return Index ****	16.96%	41.51%	14.86%	14.62%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.61% per the March 30, 2021 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P Global 1200 Total Return Index provides efficient exposure to the global equity market. Capturing approximately 70% of global market capitalization, it is constructed as a composite of 7 headline indices, many of which are accepted leaders in their regions. These include the S&P 500® (US), S&P Europe 350, S&P TOPIX 150 (Japan), S&P/TSX 60 (Canada), S&P/ASX All Australian 50, S&P Asia 50 and S&P Latin America 40. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate Investment Trusts	7.0%
Chemicals	6.1%
Oil & Gas Producers	6.1%
Banking	5.8%
Transportation & Logistics	5.0%
Medical Equipment & Devices	4.9%
Metals & Mining	4.3%
Electric Utilities	4.2%
Semiconductors	4.0%
Retail - Discretionary	3.9%
Money Market	2.3%
Other Sectors	46.3%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2021
Inspire Small/Mid Cap Impact ETF - NAV	34.07%	67.52%	11.62%	11.67%
Inspire Small/Mid Cap Impact ETF - Market Price	34.21%	67.08%	11.65%	11.71%
Inspire Small/Mid Cap Impact Equal Weight Index ***	36.15%	74.71%	13.16%	13.18%
S&P SmallCap 600 Equal Weight Total Return Index ****	41.76%	93.18%	14.40%	14.27%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The total returns indicated above are calculated using the traded Net Asset Value on May 31, 2021. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.57% per the March 30, 2021 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by the adviser’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances, the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. The adviser believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars. Investors cannot invest directly in an index.

****	The S&P SmallCap 600 Equal Weight Total Return Index (EWI) is the equal-weight version of the S&P SmallCap 600. The index has the same constituents as the capitalization weighted S&P SmallCap 600, but each company in the S&P SmallCap 600 EWI is allocated a fixed weight. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	10.2%
Real Estate Investment Trusts	7.9%
Retail - Discretionary	4.6%
Semiconductors	4.0%
Chemicals	3.9%
Commercial Support Services	3.5%
Oil & Gas Producers	3.2%
Biotechnology & Pharmaceuticals	3.1%
Home Construction	3.1%
Machinery	3.1%
Money Market Fund	11.4%
Other Sectors	52.6%
Liabilities in Excess of Other Assets	(10.6)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2021
Inspire Corporate Bond Impact ETF - NAV	(0.71)%	2.54%	4.42%	3.19%
Inspire Corporate Bond Impact ETF - Market Price	(1.16)%	2.14%	4.38%	3.19%
Inspire Corporate Bond Impact Equal Weight Index ***	(0.32)%	4.86%	6.67%	5.13%
Bloomberg Barclays U.S. Intermediate Credit Total Return Index ****	(0.41)%	3.36%	5.61%	4.25%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.49% per the March 30, 2021 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (INSP BOND) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. The adviser defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars. Investors cannot invest directly in an index.

****	The Bloomberg Barclays U.S. Intermediate Credit Total Return Index (LUICTRUU) measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate Investment Trusts	20.0%
Oil & Gas Producers	13.3%
Transportation & Logistics	6.1%
Retail - Discretionary	6.0%
Oil & Gas Services & Equipment	4.6%
Semiconductors	4.5%
Electric Utilities	4.4%
Electrical Equipment	4.1%
Commercial Support Services	3.6%
Wholesale - Consumer Staples	3.5%
Other Sectors	27.6%
Other Assets Less Liabilities	2.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

				Annualized
			Annualized	Since Inception** -
	Six Months	One Year	Three Year	May 31, 2021
Inspire 100 ETF - NAV	17.37%	41.98%	18.02%	17.09%
Inspire 100 ETF - Market Price	17.39%	41.89%	17.97%	17.11%
Inspire 100 Index ***	17.70%	46.11%	19.22%	18.24%
S&P 500 Total Return Index ****	16.95%	40.32%	18.00%	16.88%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Funds. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.48% per the March 30, 2021 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Index (INSP100) is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Semiconductors	12.0%
Real Estate Investment Trusts	10.9%
Diversified Industrials	6.9%
Electric Utilities	6.7%
Transportation & Logistics	5.6%
Technology Services	5.5%
Medical Equipment & Devices	5.3%
Biotechnology & Pharmaceuticals	4.8%
Retail - Discretionary	4.0%
Machinery	3.8%
Money Market	0.8%
Other Sectors	34.0%
Liabilities in Excess of Other Assets	(0.3)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six Months	One Year	May 31, 2021
Inspire International ESG ETF - NAV	22.55%	58.36%	25.42%
Inspire International ESG ETF - Market Price	22.88%	57.08%	25.52%
Inspire Global Hope Ex-US Index ***	20.33%	57.27%	21.42%
S&P International 700 Total Return Index ****	16.92%	43.66%	19.13%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.94% per the March 30, 2021 prospectus.

**	As of the commencement of operations on September 30, 2019.

***	The Inspire Global Hope Ex-US Index (IGHXUSG) intends to track the price movements of a portfolio of 150 of the most inspiring, biblically aligned large cap companies outside of the United States. The index is comprised of 80% international developed large cap companies and 20% emerging markets large cap companies. The adviser defines “large cap” as a market capitalization of $5B USD or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in USD. Investors cannot invest directly in an index.

****	The S&P International 700 Total Return Index measures the non-U.S. component of the global equity market through an index that is designed to be highly liquid and efficient to replicate. The index covers all regions included in the S&P Global 1200 except for the U.S., which is represented by the S&P 500. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire International ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	12.3%
Chemicals	8.1%
Metals & Mining	7.8%
Transportation & Logistics	5.5%
Medical Equipment & Devices	4.0%
Oil & Gas Producers	3.9%
Electrical Equipment	3.9%
Real Estate Investment Trusts	3.8%
Insurance	3.7%
Electric Utilities	3.6%
Money Market	8.0%
Other Sectors	41.2%
Liabilities in Excess of Other Assets	(5.8)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmark:

		Since Inception** -
	Six Months	May 31, 2021
Inspire Tactical Balanced ESG ETF - NAV	13.35%	19.22%
Inspire Tactical Balanced ESG ETF - Market Price	14.30%	19.30%
S&P Target Risk Moderate Index ***	6.09%	12.02%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are 0.82%s per the March 30, 2021 prospectus.

**	As of the commencement of operations on July 15, 2020.

***	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Tactical Balanced ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Exchange Traded Fund Fixed Income	14.6%
Closed End Fund Commodity	5.0%
Common Stock Semiconductors	10.6%
Real Estate Investment Trusts	9.0%
Electric Utilities	5.6%
Diversified Industrials	5.3%
Medical Equipment & Devices	4.5%
Technology Services	4.4%
Biotechnology & Pharmaceuticals	3.8%
Retail - Discretionary	3.2%
Electrical Equipment	3.0%
Machinery	2.8%
Money Market	0.5%
Other Sectors	27.2%
Other Assets Less Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmark:

Since Inception** -
May 31, 2021
Inspire Faithward Mid Cap Momentum ESG ETF - NAV	17.88%
Inspire Faithward Mid Cap Momentum ESG ETF - Market Price	17.84%
S&P MidCap 400 Index TR	22.69%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on May 31, 2021. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.85% for the first full year of operations per the November 28, 2020 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment. Investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Health Care Facilities & Services	8.8%
Leisure Products	8.8%
Retail - Discretionary	8.7%
Internet Media & Services	6.7%
Beverages	4.5%
Industrial Support Services	4.5%
Oil & Gas Producers	4.5%
Asset Management	4.4%
Software	4.4%
Technology Services	4.4%
Other Sectors	39.5%
Other Assets Less Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2021

The Fund’s performance figures* for the periods ended May 31, 2021, as compared to its benchmark:

Since Inception** -
May 31, 2021
Inspire Faithward Large Cap Momentum ESG ETF - NAV	5.44%
Inspire Faithward Large Cap Momentum ESG ETF - Market Price	5.48%
S&P 500 Total Return Index ***	14.68%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireetf.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses (gross) are estimated to be 0.85% for the first full year of operations per the November 28, 2020 prospectus.

**	As of the commencement of operations on December 7, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2021

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Software	18.6%
Semiconductors	9.4%
Medical Equipment & Devices	9.2%
Banking	4.6%
Technology Hardware	4.6%
Entertainment Content	4.5%
Real Estate Investment Trusts	4.5%
Gas & Water Utilities	2.3%
Technology Services	2.3%
Telecommunications	2.3%
Other Sectors	36.8%
Other Assets Less Liabilities	0.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 97.6%
	APPAREL & TEXTILE PRODUCTS - 0.8%
675	Burberry Group PLC *	$20,443
4,392	Cie Financiere Richemont SA	533,354
1,440	Swatch Group AG	521,571
		1,075,368
	ASSET MANAGEMENT - 1.4%
14,760	Franklin Resources, Inc.	504,940
4,032	Groupe Bruxelles Lambert SA	457,760
182,448	Melrose Industries PLC	446,748
360	Partners Group Holding AG	543,970
		1,953,418
	AUTOMOTIVE - 1.6%
3,024	Aptiv PLC *	454,870
9,720	BorgWarner, Inc.	498,539
2,880	Cie Generale des Etablissements Michelin	440,639
12,024	Nokian Renkaat OYJ	481,595
12,672	Valeo SA	416,937
		2,292,580
	BANKING - 5.8%
54,000	Bank Hapoalim BM *	473,604
64,152	Bank Leumi Le-Israel BM *	514,669
66,672	Commerzbank AG *	537,572
6,408	Commonwealth Bank of Australia	496,791
29,664	Credit Agricole S.A. ^	444,536
22,248	Danske Bank A/S	418,914
144,936	Investec plc	637,659
61,341	Itau Unibanco Holding S.A.	349,245
5,760	KBC Group N.V.	471,372
3,672	Macquarie Group Ltd.	431,632
7,488	mBank S.A. *	610,277
370,323	Metropolitan Bank & Trust Company	378,865
21,384	National Australia Bank Ltd.	446,606
88,488	Natixis S.A. ^	437,419
49,824	Nedbank Group Ltd. *	579,113
24,408	People’s United Financial, Inc.	461,555
19,440	Raiffeisen Bank International A.G.	463,434
		8,153,263
	BIOTECHNOLOGY & PHARMACEUTICAL - 1.6%
2,808	Alexion Pharmaceuticals, Inc. *	495,752
5,400	Incyte Corp. *	452,412
936	Regeneron Pharmaceuticals, Inc. *	470,274
3,022	Seagen, Inc. *	469,468
2,016	Vertex Pharmaceuticals, Inc. *	420,598
		2,308,504
	CHEMICALS - 6.1%
2,592	Air Liquide S.A.	440,653
1,886,040	AKR Corporindo Tbk P.T.	427,775

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	CHEMICALS (continued) - 6.1%
3,816	Akzo Nobel N.V.	$486,229
3,456	Arkema S.A.	457,830
2,376	Avery Dennison Corporation	523,979
5,040	Brenntag S.E.	473,231
9,432	CF Industries Holdings, Inc.	501,499
4,824	Croda International PLC	477,959
3,888	Eastman Chemical Company	487,555
111	Givaudan S.A.	496,389
70,560	ICL Group Ltd.	503,325
8,640	Imerys S.A.	451,304
3,096	International Flavors & Fragrances, Inc.	438,610
10,296	Johnson Matthey PLC	444,661
42,264	K+S A.G.	584,343
4,104	LyondellBasell Industries N.V.	462,192
13,968	The Mosaic Company	504,804
2,880	PPG Industries, Inc.	517,594
		8,679,932
	COMMERCIAL SUPPORT SERVICES - 2.2%
14,976	Bureau Veritas S.A. *	459,177
1,224	Cintas Corporation	432,733
7,992	Edenred	440,140
5,544	Intertek Group plc	426,672
5,904	Randstad N.V.	459,566
4,320	Republic Services, Inc.	471,658
3,384	Waste Management, Inc.	476,061
		3,166,007
	CONSTRUCTION MATERIALS - 1.6%
17,043	ACC Ltd.	467,102
7,344	Holcim Ltd.	439,963
14,184	James Hardie Industries PLC - ADR	463,869
1,296	Martin Marietta Materials, Inc.	471,290
2,664	Vulcan Materials Company	488,364
		2,330,588
	CONSUMER SERVICES - 0.2%
406,341	Cogna Educacao *	332,279

	CONTAINERS & PACKAGING - 2.0%
37,008	Amcor PLC	435,103
54,144	Brambles Ltd.	452,904
8,064	International Paper Company	508,838
16,488	Mondi PLC	445,693
9,360	Sealed Air Corporation	532,210
8,568	Westrock Company	499,686
		2,874,434
	DIVERSIFIED INDUSTRIALS - 2.0%
13,464	Alfa Laval A.B.	501,555
3,096	Dover Corporation	465,948

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	DIVERSIFIED INDUSTRIALS (continued) - 2.0%
4,824	Emerson Electric Company	$461,609
2,016	Honeywell International, Inc.	465,515
1,944	Illinois Tool Works, Inc.	450,541
7,056	Pentair PLC	486,652
		2,831,820
	ELECTRIC UTILITIES - 4.2%
386,676	Aboitiz Equity Ventures, Inc.	323,595
54,000	AGL Energy Ltd.	344,291
8,712	Avangrid, Inc.	458,948
19,440	CenterPoint Energy, Inc.	491,832
155,096	Cia Energetica de Minas Gerais	406,916
42,408	Enel SpA	420,662
4,320	Entergy Corporation	454,723
12,312	FirstEnergy Corporation	466,748
270,549	NTPC Ltd.	406,893
118,008	Origin Energy Ltd.	371,191
5,328	Pinnacle West Capital Corporation	450,642
14,832	PPL Corporation	431,760
16,488	The AES Corporation	418,960
4,608	WEC Energy Group, Inc.	432,737
		5,879,898
	ELECTRICAL EQUIPMENT - 2.7%
13,608	ABB Ltd.	463,856
4,104	Allegion PLC	576,530
3,456	AMETEK, Inc.	466,906
7,200	Johnson Controls International PLC	479,088
5,256	Kone OYJ	427,310
13,608	Prysmian SpA	469,615
1,008	Roper Technologies, Inc.	453,610
1,440	Schindler Holding AG	428,456
		3,765,371
	ENGINEERING & CONSTRUCTION - 1.3%
13,464	Boskalis Westminster	458,905
21,384	Fluor Corporation *	395,604
3,456	Jacobs Engineering Group, Inc.	491,028
4,032	Vinci SA	458,742
		1,804,279
	FOOD - 1.5%
13,248	Associated British Foods PLC	435,970
4,824	McCormick & Company, Inc.	429,625
43,056	Orkla ASA	449,538
303,807	Sime Darby Plantation Bhd	333,684
3,456	The J M Smucker Company ^	460,650
		2,109,467
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
11,160	UPM-Kymmene OYJ	425,918

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	GAS & WATER UTILITIES - 0.6%
44,229	Cia de Saneamento Basico do Estado de Sao Paulo	$338,975
17,712	NiSource, Inc.	451,656
		790,631
	HEALTH CARE FACILITIES & SERVICES - 1.9%
3,672	AmerisourceBergen Corporation	421,325
6,488	Centene Corporation *	477,517
3,888	DaVita, Inc. *	466,832
2,304	HCA Healthcare, Inc.	494,876
6,408	Henry Schein, Inc. *	487,264
8,208	Ramsay Health Care Ltd.	400,940
		2,748,754
	HOME & OFFICE PRODUCTS - 0.4%
9,576	Leggett & Platt, Inc. ^	526,967

	HOME CONSTRUCTION - 1.7%
5,040	DR Horton, Inc.	480,262
648	Geberit A.G.	470,710
4,464	Lennar Corporation	441,981
2,304	Mohawk Industries, Inc. *	485,407
10,440	Persimmon PLC	467,755
		2,346,115
	INDUSTRIAL SUPPORT SERVICES - 1.4%
8,784	Fastenal Company	465,903
3,600	Ferguson PLC	489,193
21,168	Rexel SA	430,365
1,368	United Rentals, Inc. *	456,857
		1,842,318
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
3,744	Intercontinental Exchange, Inc.	422,623
4,392	London Stock Exchange Group PLC	471,648
		894,271
	INSURANCE - 3.5%
2,952	Assurant, Inc.	475,715
4,032	Cincinnati Financial Corporation	490,735
97,560	Direct Line Insurance Group PLC	411,242
17,424	Gjensidige Forsikring ASA	392,763
4,392	Globe Life, Inc.	463,005
114,408	Insurance Australia Group Ltd.	440,132
113,184	Legal & General Group PLC	456,239
360	Markel Corporation *	441,176
45,288	RSA Insurance Group LTD	439,336
9,720	Sampo OYJ	462,250
16,200	Unum Group	501,714
		4,974,307
	INTERNET MEDIA & SERVICES - 1.0%
1,800	Naspers Ltd	396,365
11,160	Trip.com Group Ltd. - ADR *	467,046

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	INTERNET MEDIA & SERVICES (continued) - 1.0%
2,160	VeriSign, Inc. *	$475,027
		1,338,438
	LEISURE FACILITIES & SERVICES - 0.3%
9,126	Whitbread PLC *	415,789

	MACHINERY - 2.0%
11,160	Flowserve Corporation ^	473,072
23,976	IMI PLC	564,307
1,368	Parker-Hannifin Corporation ^	421,549
15,624	Sandvik AB	415,111
1,944	Snap-on, Inc.	494,981
53,268	WEG SA	350,615
		2,719,635
	MEDICAL EQUIPMENT & DEVICES - 4.9%
3,528	Agilent Technologies, Inc.	487,323
2,592	Cochlear Ltd.	450,078
2,808	Coloplast A/S	445,979
10,224	Demant A/S *	546,131
6,984	Dentsply Sirona, Inc.	467,369
5,256	Edwards Lifesciences Corporation *	504,050
2,664	Essilor International SA ^	462,694
864	IDEXX Laboratories, Inc. *	482,207
1,008	Illumina, Inc. *	408,885
576	Intuitive Surgical, Inc. *	485,096
360	Mettler-Toledo International, Inc.*	468,342
2,160	ResMed, Inc.	444,636
22,968	Smith & Nephew PLC	501,667
232,461	Top Glove Corp Bhd	286,253
1,584	Waters Corporation *	510,444
		6,951,154
	METALS & MINING - 4.3%
4,972,968	Adaro Energy Tbk PT	407,306
11,088	Anglo American PLC	492,858
18,288	Antofagasta PLC	400,484
14,976	BHP Group PLC	450,792
11,376	Boliden A.B.	456,035
11,060	Boliden A.B. Redemption Shares *	7,948
28,656	Fortescue Metals Group Ltd.	488,683
13,392	Freeport-McMoRan, Inc.	572,106
33,912	Fresnillo PLC	431,586
88,200	Grupo Mexico SAB de CV	422,557
22,104	Newcrest Mining Ltd.	479,195
6,984	Newmont Corporation	513,184
72,792	Norsk Hydro ASA	471,998
5,688	Rio Tinto PLC	489,046
		6,083,778

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	OIL & GAS PRODUCERS - 6.1%
22,248	Ampol Ltd.	$500,327
22,752	APA Corporation	473,242
23,184	Cabot Oil & Gas Corporation ^	380,218
5,904	Cheniere Energy, Inc. *	501,250
102,120	Cosan S.A.	430,442
18,936	Devon Energy Corporation	502,940
34,920	Eni SpA	429,377
5,832	EOG Resources, Inc.	468,543
24,048	EQT Corporation * ^	502,122
21,600	Equinor ASA	469,654
26,064	Kinder Morgan, Inc.	478,014
8,496	Koninklijke Vopak N.V.	402,178
7,920	Marathon Petroleum Corporation	489,456
15,624	Occidental Petroleum Corporation	405,599
8,640	ONEOK, Inc.	455,674
69,138	Petroleo Brasileiro S.A.	356,961
2,592	Pioneer Natural Resources	394,477
18,000	The Williams Companies, Inc.	474,120
5,904	Valero Energy Corporation	474,682
		8,589,276
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
19,800	Halliburton Co.	444,510
15,480	Helmerich & Payne, Inc.	437,310
31,104	NOV, Inc. *	501,396
55,440	TechnipFMC PLC *	476,230
		1,859,446
	REAL ESTATE INVESTMENT TRUSTS - 7.0%
1,872	American Tower Corporation	478,221
9,648	Apartment Income REIT Corporation	449,404
2,304	AvalonBay Communities, Inc.	476,790
4,113	Boston Properties, Inc.	483,524
4,968	Covivio	468,165
2,520	Crown Castle International	477,540
57,888	Dexus	463,247
648	Equinix, Inc.	477,395
5,904	Equity Residential	457,265
1,512	Essex Property Trust, Inc.	446,478
30,312	Goodman Group	451,724
13,464	Healthpeak Properties, Inc.	449,428
23,112	Kimco Realty Corporation	492,517
44,280	Land Securities Group plc	441,486
4,032	Prologis, Inc.	475,131
1,728	Public Storage	488,125
3,888	Simon Property Group, Inc.	499,569
6,057	SL Green Realty Corporation ^	479,836
59,976	The British Land Company PLC	433,689
120,096	The GPT Group	429,609

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 7.0%
35,280	The Macerich Company	$561,305
		9,880,448
	REAL ESTATE OWNERS & DEVELOPERS - 0.8%
22,218	Ayala Corporation	362,107
438,357	Ayala Land, Inc.	316,404
225,072	Mirvac Group	487,589
		1,166,100
	RENEWABLE ENERGY - 0.3%
11,880	Vestas Wind Systems A/S	464,703

	RETAIL - CONSUMER STAPLES - 0.9%
1,224	Costco Wholesale Corp.	463,002
3,816	Dollar Tree, Inc. *	372,060
172,080	Wm Morrison Supermarkets PLC	431,486
		1,266,548
	RETAIL - DISCRETIONARY - 3.9%
288	AutoZone, Inc. *	405,101
3,312	CarMax, Inc. *	381,509
3,672	Genuine Parts Company	481,473
94,896	Kingfisher PLC	484,778
7,776	Kohl’s Corporation	431,490
2,304	Lowe’s Companies, Inc.	448,888
205,488	Marks & Spencer Group PLC *	481,895
4,032	Next PLC *	466,375
864	O’Reilly Automotive, Inc. *	462,344
4,104	Pandora A/S	555,415
3,672	Ross Stores, Inc.	464,104
2,520	Tractor Supply Co.	457,884
		5,521,256
	SEMICONDUCTORS - 4.0%
2,808	Analog Devices, Inc.	462,197
720	ASML Holding N.V.	484,405
936	Broadcom, Inc.	442,101
10,368	Infineon Technologies A.G.	419,498
1,440	KLA Corporation	456,322
792	Lam Research Corporation	514,681
4,752	Maxim Integrated Products, Inc.	484,752
2,880	Microchip Technology, Inc.	452,016
864	NVIDIA Corporation	561,410
2,232	NXP Semiconductors N.V.	471,889
11,520	STMicroelectronics N.V. - ADR	430,157
3,528	Xilinx, Inc.	448,056
		5,627,484
	SOFTWARE - 3.2%
1,296	ANSYS, Inc. *	437,970
3,312	Cadence Design Systems, Inc. *	420,591
5,904	Cerner Corporation	461,988

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	SOFTWARE (continued) - 3.2%
1,296	Palo Alto Networks, Inc. *	$470,772
864	ServiceNow, Inc. *	409,432
3,096	Splunk, Inc. *	375,235
1,800	Synopsys, Inc. *	457,812
51,264	The Sage Group PLC	477,248
69,750	TOTVS SA	449,216
1,656	Veeva Systems, Inc. *	482,459
		4,442,723
	SPECIALTY FINANCE - 0.3%
11,316	Housing Development Finance Corp	396,976
2,977	Isracard Ltd. *	12,001
		408,977
	STEEL - 0.9%
6,048	Nucor Corporation	620,162
44,505	Tata Steel Ltd.	677,934
		1,298,096
	TECHNOLOGY HARDWARE - 1.0%
1,512	Arista Networks, Inc. *	513,143
6,120	NetApp, Inc.	473,504
31,824	Telefonaktiebolaget LM Ericsson	425,783
		1,412,430
	TECHNOLOGY SERVICES - 3.5%
5,472	Cognizant Technology Solutions Corporation	391,576
504	CoStar Group, Inc. *	430,416
2,448	Equifax, Inc.	575,378
2,952	Fidelity National Information Services, Inc.	439,789
1,512	FleetCor Technologies, Inc. *	414,953
2,304	Gartner, Inc. *	534,159
23,598	Infosys Ltd.	457,692
4,320	Paychex, Inc.	436,925
9,798	Tata Consultancy Services Ltd.	425,179
17,424	The Western Union Company	426,365
2,376	Verisk Analytics, Inc.	410,644
		4,943,076
	TELECOMMUNICATIONS - 0.3%
51,840	Mobile TeleSystems PJSC - ADR	472,781

	TRANSPORTATION & LOGISTICS - 5.0%
3,528	Aeroports de Paris *	479,616
1,743,906	AirAsia Group Bhd *	354,392
131,544	Babcock International Group PLC *	557,851
4,464	CH Robinson Worldwide, Inc.	433,097
32,688	easyJet PLC *	466,480
4,104	Expeditors International of Washington, Inc.	515,832
7,128	Fraport A.G. Frankfurt Airport Services Worldwide *	496,145
24,696	Grupo Aeroportuario del Sureste S.A.B. de C.V. *	435,913
2,664	JB Hunt Transport Services, Inc.	456,983

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TRANSPORTATION & LOGISTICS (continued) - 5.0%
1,656	Kansas City Southern	$492,958
1,440	Kuehne + Nagel International AG	486,213
1,584	Norfolk Southern Corp.	444,946
60,984	Royal Mail PLC *	500,294
3,744	Ryanair Holdings PLC - ADR *	437,112
2,016	Union Pacific Corp.	453,056
		7,010,888
	TRANSPORTATION EQUIPMENT - 0.6%
4,680	PACCAR, Inc.	428,501
15,456	Volvo AB - Class A	419,005
672	Volvo AB - Class B	17,697
		865,203
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,472	Sysco Corp.	443,232

	WHOLESALE - DISCRETIONARY - 0.3%
13,320	Bunzl PLC	431,540

	TOTAL COMMON STOCKS (Cost $103,108,163)	137,719,490

	STOCK WARRANTS - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
10,118	Cie Financiere Richemont SA *	6,520

	OIL & GAS PRODUCERS - 0.0%
2,243	Occidental Petroleum Corp. * ^	24,561

	TOTAL STOCK WARRANTS (Cost $5,561)	31,081

	COLLATERAL FOR SECURITIES LOANED - 2.3% ^^
	MONEY MARKET FUND - 2.3%
3,270,309	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	3,270,309
	TOTAL MONEY MARKET FUND (Cost $3,270,309)

	TOTAL INVESTMENTS - 99.9% (Cost $106,384,033)	$141,020,880
	OTHER ASSETS LESS LIABILITIES - 0.1%	123,965
	NET ASSETS - 100.0%	$141,144,845

^	All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan as of May 31, 2021 is $3,174,083.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of May 31, 2021 is $3,270,309.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE & DEFENSE - 0.9%
10,368	AAR Corp. *	$432,864
2,496	AeroVironment, Inc. * ^	273,636
18,816	Triumph Group, Inc.	361,644
		1,068,144
	APPAREL & TEXTILE PRODUCTS - 0.9%
3,904	Oxford Industries, Inc.	373,808
8,576	Steven Madden Ltd.	355,047
8,640	Wolverine World Wide, Inc.	315,014
		1,043,869
	ASSET MANAGEMENT - 1.8%
8,000	Artisan Partners Asset Management, Inc.	408,640
15,360	Blucora, Inc. *	266,342
23,936	Boston Private Financial Holdings, Inc.	366,939
17,344	Federated Hermes, Inc.	551,539
19,776	Sculptor Capital Management, Inc.	516,747
		2,110,207
	AUTOMOTIVE - 1.2%
24,960	American Axle & Manufacturing Holdings, Inc. *	279,552
16,832	Dana, Inc.	456,652
5,760	Gentherm, Inc. *	417,773
2,368	Visteon Corp. * ^	289,985
		1,443,962
	BANKING - 10.2%
39,872	Brookline Bancorp, Inc.	672,242
34,240	Capitol Federal Financial, Inc.	443,066
7,424	City Holding Company	595,553
10,880	Columbia Banking System, Inc.	469,581
10,816	Eagle Bancorp, Inc.	618,026
28,096	First Financial Bancorp	715,605
14,592	First Interstate BancSystem, Inc.	686,845
28,928	First Midwest Bancorp, Inc.	605,463
7,872	Flagstar Bancorp, Inc.	360,538
12,672	Hilltop Holdings, Inc.	470,765
27,840	Home BancShares, Inc.	761,702
40,512	Hope Bancorp, Inc.	619,834
44,736	Northwest Bancshares, Inc.	633,462
38,784	Old National Bancorp	738,835
23,104	Provident Financial Services, Inc.	583,607
12,992	S&T Bancorp, Inc.	440,819
17,024	Southside Bancshares, Inc.	729,308
16,704	United Bankshares, Inc.	688,038
21,760	United Community Banks, Inc.	752,461
7,936	Westamerica BanCorporation	497,825
		12,083,575
	BEVERAGES - 0.6%
1,664	Coca-Cola Consolidated, Inc.	673,787

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL - 3.1%
14,208	Aerie Pharmaceuticals, Inc. * ^	$231,448
43,392	Amneal Pharmaceuticals, Inc. *	245,599
4,160	Enanta Pharmaceuticals, Inc. * ^	202,426
1,792	Heska Corporation *	355,085
33,408	Innoviva, Inc. *	449,338
4,928	Intercept Pharmaceuticals, Inc.*	81,953
28,352	Ironwood Pharmaceuticals, Inc. *	328,033
1,280	Ligand Pharmaceuticals, Inc. * ^	150,656
3,840	Pacira Biosciences, Inc.*	232,973
3,904	Sage Therapeutics, Inc. *	271,718
12,032	Supernus Pharmaceuticals, Inc.*	359,155
9,280	Theravance Biopharma, Inc.*	160,358
1,792	Ultragenyx Pharmaceutical Inc. *	182,264
2,304	United Therapeutics Corporation *	428,314
		3,679,320
	CHEMICALS - 3.9%
4,608	Balchem Corporation	603,648
15,360	The Chemours Company	551,885
12,352	GCP Applied Technologies, Inc. *	301,142
5,248	Innospec, Inc.	530,625
7,168	Materion Corporation	565,197
8,448	Minerals Technologies, Inc.	734,976
11,200	Olin Corporation	547,568
7,168	Trinseo S.A.	465,490
1,472	WD-40 Company ^	360,346
		4,660,877
	COMMERCIAL SUPPORT SERVICES - 3.5%
8,512	ABM Industries, Inc.	424,664
4,672	AMN Healthcare Services, Inc. *	414,406
7,872	Brady Corporation	450,515
22,912	Covanta Holding Corporation	339,327
8,384	Deluxe Corporation	381,975
14,016	Harsco Corporation * ^	314,239
11,264	Healthcare Services Group, Inc.	337,807
4,096	Insperity, Inc.	377,610
7,552	Korn Ferry	493,976
8,064	US Ecology, Inc. * ^	319,576
5,760	Viad Corporation * ^	254,246
		4,108,341
	CONSTRUCTION MATERIALS - 0.5%
16,320	Summit Materials, Inc. *	568,262

	CONSUMER SERVICES - 0.7%
22,656	Perdoceo Education Corporation *	276,177
6,208	Rent-A-Center, Inc.	383,716
2,560	Strategic Education, Inc. ^	181,350
		841,243

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	CONTAINERS & PACKAGING - 1.2%
10,240	Greif, Inc.	$631,910
20,480	Silgan Holdings, Inc.	862,822
		1,494,732
	ELECTRIC UTILITIES - 1.4%
5,888	ALLETE, Inc.	405,624
6,080	MGE Energy, Inc.	456,122
4,800	NextEra Energy Partners, L.P. ^	328,176
7,040	NorthWestern Corporation	445,984
		1,635,906
	ELECTRICAL EQUIPMENT - 0.9%
3,712	Advanced Energy Industries, Inc.	378,661
2,688	Itron, Inc. *	256,301
7,680	SPX Corporation *	480,998
		1,115,960
	ENGINEERING & CONSTRUCTION - 1.6%
5,632	Comfort Systems USA, Inc.	466,893
4,352	Dycom Industries, Inc. *	326,052
4,992	Exponent, Inc.	455,420
2,432	Installed Building Products, Inc. ^	288,435
1,856	TopBuild Corporation *	367,581
		1,904,381
	ENTERTAINMENT CONTENT - 0.3%
6,976	AMC Networks, Inc. *	374,472

	FOOD - 1.7%
16,320	Fresh Del Monte Produce, Inc.	546,230
3,200	J & J Snack Foods Corporation	561,856
6,336	John B Sanfilippo & Son, Inc.	591,212
9,792	Phibro Animal Health Corporation ^	276,036
390	Tootsie Roll Industries, Inc. ^	12,203
		1,987,537
	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
9,536	Boise Cascade Company	629,281
7,488	UFP Industries, Inc.	595,446
		1,224,727
	GAS & WATER UTILITIES - 1.2%
8,576	National Fuel Gas Company	445,009
5,440	Northwest Natural Holding Company	287,667
16,064	South Jersey Industries, Inc. ^	428,266
21,248	Suburban Propane Partners, L.P.	312,346
		1,473,288
	HEALTHCARE FACILITIES & SERVICES - 2.1%
5,760	Acadia Healthcare Company, Inc. *	370,714
52,544	Brookdale Senior Living, Inc. *	354,147
4,544	The Ensign Group, Inc.	378,061
5,120	Magellan Health, Inc. *	482,253
9,536	MEDNAX, Inc. *	304,961
6,208	Tenet Healthcare Corporation * ^	415,377

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	HEALTHCARE FACILITIES & SERVICES (continued) - 2.1%
2,112	US Physical Therapy, Inc. ^	$245,752
		2,551,265
	HOME & OFFICE PRODUCTS - 0.5%
8,448	Herman Miller, Inc.	403,814
6,400	Tupperware Brands Corporation *	164,096
		567,910
	HOME CONSTRUCTION - 3.1%
1,344	Cavco Industries, Inc. *	297,387
18,304	Forestar Group, Inc. *	421,175
3,136	LGI Homes, Inc. *	567,020
8,832	M/I Homes, Inc. *	622,833
4,864	Meritage Homes Corporation *	523,707
3,776	Patrick Industries, Inc. ^	323,603
14,848	Taylor Morrison Home Corporation *	439,798
18,624	Tri Pointe Homes, Inc. *	449,211
		3,644,734
	HOUSEHOLD PRODUCTS - 1.4%
11,008	Edgewell Personal Care Company ^	499,543
5,952	Inter Parfums, Inc.	455,209
7,552	Nu Skin Enterprises, Inc.	454,328
17,280	Revlon, Inc. * ^	221,357
		1,630,437
	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.5%
2,432	Chart Industries, Inc. *	354,926
6,016	EnPro Industries, Inc.	553,412
4,096	Gibraltar Industries, Inc. *	325,427
13,760	Mueller Industries, Inc.	638,877
1,216	Proto Labs, Inc. *	108,698
9,088	Raven Industries, Inc.	401,053
2,368	Valmont Industries, Inc.	587,264
		2,969,657
	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
4,992	Evercore, Inc.	728,133

	INSURANCE - 2.5%
15,616	American Equity Investment Life Holding	476,288
7,040	AMERISAFE, Inc.	461,331
3,584	eHealth, Inc. *	233,856
11,200	Employers Holdings, Inc.	472,640
54,400	Genworth Financial, Inc. *	228,480
8,704	Mercury General Corporation ^	553,574
12,032	ProAssurance Corporation ^	292,979
8,896	United Fire Group, Inc. ^	272,662
		2,991,810
	LEISURE FACILITIES & SERVICES - 1.7%
14,464	Cinemark Holdings, Inc. *	327,754
3,712	Dine Brands Global, Inc. *	352,454
3,904	Papa John’s International, Inc. ^	366,781

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	LEISURE FACILITIES & SERVICES (continued) - 1.7%
7,680	SeaWorld Entertainment, Inc. *	$418,022
2,496	Shake Shack, Inc. * ^	234,574
6,784	The St. Joe Company ^	317,288
		2,016,873
	LEISURE PRODUCTS - 1.3%
14,400	Callaway Golf Company	531,648
2,944	Fox Factory Holding Corporation *	457,733
2,240	Thor Industries, Inc. ^	275,520
4,032	Winnebago Industries, Inc.	298,207
		1,563,108
	MACHINERY - 3.1%
3,328	Alamo Group, Inc.	513,111
6,144	Astec Industries, Inc.	421,048
3,392	Curtiss-Wright Corporation	425,085
15,680	Enerpac Tool Group Corporation	429,632
5,184	ESCO Technologies, Inc.	490,614
2,432	John Bean Technologies Corporation	350,281
3,904	Regal Beloit Corporation	555,266
5,952	Tennant Company	492,468
		3,677,505
	MEDICAL EQUIPMENT & DEVICES - 2.7%
5,312	Avanos Medical, Inc. *	213,011
12,608	CryoLife, Inc. *	363,236
5,696	Inogen, Inc. *	352,070
3,648	Integer Holdings Corporation *	330,035
12,032	Lantheus Holdings, Inc. *	291,776
9,984	Luminex Corporation	368,310
7,936	Myriad Genetics, Inc. *	227,366
9,728	Natus Medical, Inc. * ^	260,710
3,840	Neogen Corporation *	354,470
15,552	OraSure Technologies, Inc. * ^	149,455
12,416	Varex Imaging Corporation *	311,517
		3,221,956
	METALS & MINING - 1.4%
35,392	Alliance Resource Partners, L.P.	210,936
34,752	Coeur Mining, Inc. *	361,421
7,360	Encore Wire Corporation	604,992
53,888	Hecla Mining Company	484,992
		1,662,341
	OIL & GAS PRODUCERS - 3.2%
12,864	Callon Petroleum Company * ^	494,878
12,736	Crestwood Equity Partners, L.P.	365,014
11,008	CVR Energy, Inc.	228,416
57,728	Enerplus Corporation	378,118
53,056	EnLink Midstream, LLC	258,913
9,088	Holly Energy Partners, L.P.	193,302
70,592	Kosmos Energy Ltd. *	224,483
9,408	PDC Energy, Inc. *	397,206

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	OIL & GAS PRODUCERS (continued) - 3.2%
17,664	SM Energy Company	$351,514
49,536	Southwestern Energy Company *	256,101
9,536	Sunoco, L.P.	334,141
9,792	World Fuel Services Corporation	300,908
		3,782,994
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
30,272	Archrock, Inc.	278,502
6,976	Dril-Quip, Inc. *	233,905
48,768	Helix Energy Solutions Group, Inc. * ^	255,057
2,432	Nabors Industries Ltd. * ^	227,684
23,872	NOW, Inc. *	249,940
25,344	Oceaneering International, Inc. *	361,659
35,648	Oil States International, Inc. * ^	229,217
39,808	Patterson-UTI Energy, Inc.	333,193
		2,169,157
	PUBLISHING & BROADCASTING - 0.8%
202,880	Clear Channel Outdoor Holdings, Inc. *	484,883
6,912	John Wiley & Sons, Inc. ^	438,083
		922,966
	REAL ESTATE INVESTMENT TRUSTS - 7.9%
19,264	Acadia Realty Trust	418,029
6,784	Agree Realty Corporation	476,780
32,704	Brandywine Realty Trust	459,818
17,280	CareTrust REIT, Inc.	402,278
22,528	Columbia Property Trust, Inc.	394,015
34,624	CoreCivic, Inc. *	271,106
36,544	DiamondRock Hospitality Company *	353,746
48,512	Diversified Healthcare Trust	176,099
27,712	The GEO Group, Inc. ^	143,825
29,824	Independence Realty Trust, Inc.	509,394
18,432	Kite Realty Group Trust	390,758
21,184	Mack-Cali Realty Corporation	361,611
13,568	Office Properties Income Trust	396,593
10,752	Outfront Media, Inc. *	257,403
23,680	Piedmont Office Realty Trust, Inc.	437,843
9,152	PotlatchDeltic Corporation	550,950
5,568	QTS Realty Trust, Inc.	352,900
22,912	RLJ Lodging Trust	352,157
32,064	RPT Realty	408,816
9,472	Saul Centers, Inc.	421,030
19,264	Service Properties Trust	241,956
31,424	Summit Hotel Properties, Inc. *	301,985
18,752	Tanger Factory Outlet Centers, Inc. ^	328,723
17,792	Uniti Group, Inc.	193,221
21,760	Urban Edge Properties	421,056
18,240	Xenia Hotels & Resorts, Inc. *	354,038
		9,376,130

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	RETAIL - CONSUMER STAPLES - 1.2%
4,224	Big Lots, Inc.	$257,411
2,816	Ollie’s Bargain Outlet Holdings, Inc. * ^	243,415
17,664	Sprouts Farmers Market, Inc. *	469,862
8,768	Weis Markets, Inc. ^	446,116
		1,416,804
	RETAIL - DISCRETIONARY - 4.6%
13,632	The Aaron’s Company, Inc.	490,343
5,632	Avis Budget Group, Inc. * ^	494,602
8,512	Builders FirstSource, Inc. *	379,125
2,752	The Children’s Place, Inc. *	255,909
18,880	Designer Brands, Inc. * ^	330,211
2,816	Dillard’s, Inc. ^	371,459
1,984	Group 1 Automotive, Inc. ^	316,408
11,072	Guess?, Inc.	325,185
6,976	La-Z-Boy, Inc. ^	287,620
896	Lithia Motors, Inc.	315,383
4,672	Monro, Inc. ^	291,253
576	RH * ^	369,245
16,320	Sally Beauty Holdings, Inc. *	355,939
2,048	Sleep Number Corporation *	228,332
5,504	Sonic Automotive, Inc.	265,458
8,000	Urban Outfitters, Inc. *	313,280
		5,389,752
	SEMICONDUCTORS - 4.0%
17,152	Amkor Technology, Inc.	361,907
4,672	Brooks Automation, Inc.	476,965
4,160	Cirrus Logic, Inc. *	324,771
6,720	Cohu, Inc. *	250,118
11,200	CTS Corp.	428,400
7,616	Kulicke & Soffa Industries, Inc.	395,270
9,344	MaxLinear, Inc. *	355,259
4,928	Power Integrations, Inc. ^	405,032
20,480	Rambus, Inc. *	400,589
5,376	Semtech Corporation *	338,688
3,520	Silicon Motion Technology Corporation ^	232,214
2,560	Synaptics, Inc. *	323,405
18,112	Vishay Intertechnology, Inc. ^	435,956
		4,728,574
	SOFTWARE - 3.0%
22,400	Allscripts Healthcare Solutions, Inc. * ^	389,536
5,312	Blackbaud, Inc. *	375,505
6,912	Bottomline Technologies DE, Inc. *	258,371
2,944	Concentrix Corporation *	449,608
5,376	Envestnet, Inc. *	386,911
12,096	FireEye, Inc. * ^	270,588
384	MicroStrategy, Inc. * ^	180,480
2,944	Omnicell, Inc. *	409,216

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	SOFTWARE (continued) - 3.0%
3,264	Qualys, Inc. * ^	$315,563
10,048	Verint Systems, Inc. *	463,313
		3,499,091
	SPECIALTY FINANCE - 2.5%
20,480	Apollo Commercial Real Estate Finance, Inc.	320,512
7,936	Encore Capital Group, Inc. * ^	367,357
51,968	Invesco Mortgage Capital, Inc.	176,691
704	LendingTree, Inc. * ^	144,496
10,176	Mr. Cooper Group, Inc.*	351,988
6,016	Nelnet, Inc.	454,328
8,576	PRA Group, Inc. * ^	333,864
7,424	Stewart Information Services Corporation	448,038
3,264	Walker & Dunlop, Inc.	331,427
		2,928,701
	STEEL - 2.1%
17,472	Allegheny Technologies, Inc. * ^	427,889
9,728	Carpenter Technology Corporation ^	466,166
17,664	Commercial Metals Company	555,886
19,584	United States Steel Corporation ^	507,813
8,256	Worthington Industries, Inc.	547,951
		2,505,705
	TECHNOLOGY HARDWARE - 3.0%
4,608	3D Systems Corp. *	135,521
12,928	Benchmark Electronics, Inc. ^	400,122
6,336	Plantronics, Inc. * ^	207,821
11,136	Sanmina Corporation * ^	468,937
10,176	Super Micro Computer, Inc. *	353,514
4,352	SYNNEX Corporation	550,963
32,896	TTM Technologies, Inc. *	498,374
30,208	Viavi Solutions, Inc. *	529,546
4,096	Vicor Corporation * ^	368,968
		3,513,766
	TECHNOLOGY SERVICES - 2.3%
5,888	Cardtronics PLC * ^	229,220
5,184	CoreLogic, Inc.	412,128
5,056	ExlService Holdings, Inc. *	515,611
4,864	Green Dot Corporation *	197,430
4,608	ManTech International Corporation	400,942
23,040	Sabre Corporation * ^	319,104
5,504	TTEC Holdings, Inc.	596,689
		2,671,124
	TELECOMMUNICATIONS - 0.9%
4,352	Cogent Communications Holdings, Inc.	329,011
9,920	Iridium Communications, Inc. *	379,043
24,768	Vonage Holdings Corporation *	341,303
		1,049,357
	TRANSPORTATION & LOGISTICS - 2.1%
1,984	Allegiant Travel Company *	439,377

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TRANSPORTATION & LOGISTICS (continued) - 2.1%
22,656	Heartland Express, Inc.	$411,206
6,912	Hub Group, Inc. *	482,527
5,056	Kirby Corporation *	330,309
1,728	Saia, Inc. *	397,717
9,728	Werner Enterprises, Inc.	466,847
		2,527,983
	TRANSPORTATION EQUIPMENT - 0.3%
11,584	Trinity Industries, Inc.	321,804

	TOTAL COMMON STOCKS (Cost $94,950,850)	117,522,227

	COLLATERAL FOR SECURITIES LOANED - 11.4% ^^
	MONEY MARKET FUND - 11.4%
13,564,191	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	13,564,191
	TOTAL MONEY MARKET FUND (Cost $13,564,191)

	TOTAL INVESTMENTS - 110.6% (Cost $108,515,041)	$131,086,418
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.6)%	(12,551,918)
	NET ASSETS - 100.0%	$118,534,500

^	All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan as of May 31, 2021 is $13,281,883.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of May 31, 2021 is $13,564,191.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 97.7%
	ASSET MANAGEMENT - 2.3%
2,000,000	The Charles Schwab Corporation	3.200	1/25/2028	$2,184,177
2,000,000	The Charles Schwab Corporation	3.250	5/22/2029	2,185,053
				4,369,230

	AUTOMOTIVE - 0.8%
1,357,000	Aptiv PLC	4.250	1/15/2026	1,535,625

	BANKING - 2.6%
1,426,000	People’s United Financial, Inc.	3.650	12/6/2022	1,482,397
1,000,000	Westpac Banking Corporation	3.350	3/8/2027	1,109,394
1,984,000	Westpac Banking Corporation	3.400	1/25/2028	2,208,617
				4,800,408

	BIOTECHNOLOGY & PHARMACEUTICAL - 0.8%
1,357,000	Zoetis, Inc.	3.900	8/20/2028	1,533,507

	CHEMICALS - 2.5%
1,684,000	Air Liquide Finance SA	2.250	9/10/2029	1,723,229
1,610,000	LyondellBasell Industries NV	5.750	4/15/2024	1,816,707
1,000,000	Nutrien Ltd.	4.000	12/15/2026	1,128,336
				4,668,272

	COMMERCIAL SUPPORT SERVICES - 3.6%
1,610,000	Block Financial LLC	5.500	11/1/2022	1,680,253
1,357,000	Cintas Corp. No. 2	3.700	4/1/2027	1,526,560
1,521,000	Republic Services, Inc.	2.900	7/1/2026	1,638,616
1,780,000	Waste Connections, Inc.	3.500	5/1/2029	1,942,082
				6,787,511

	CONTAINERS & PACKAGING - 0.6%
962,000	International Paper Company	3.000	2/15/2027	1,051,910

	DIVERSIFIED INDUSTRIALS - 1.9%
1,692,000	Honeywell International, Inc.	2.500	11/1/2026	1,810,330
1,657,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,788,714
				3,599,044

	ELECTRIC & GAS MARKETING & TRADING - 0.7%
1,233,000	Consolidated Edison Company of New York, Inc.	4.000	12/1/2028	1,399,285

	ELECTRIC UTILITIES - 4.4%
1,610,000	CenterPoint Energy, Inc.	2.500	9/1/2022	1,648,627
1,610,000	Entergy Corporation	2.950	9/1/2026	1,723,935
1,937,000	PPL Capital Funding, Inc.	4.200	6/15/2022	1,992,710
1,587,000	PPL Capital Funding, Inc.	3.500	12/1/2022	1,648,406
1,090,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,192,992
				8,206,670

	ELECTRICAL EQUIPMENT - 4.1%
1,872,000	Amphenol Corporation	4.350	6/1/2029	2,166,734
1,372,000	Amphenol Corporation	2.800	2/15/2030	1,423,087
1,395,000	Roper Technologies, Inc.	3.800	12/15/2026	1,562,101
2,405,000	Roper Technologies, Inc.	2.950	9/15/2029	2,533,278
				7,685,200

	FOOD - 2.5%
1,161,000	Conagra Brands, Inc.	4.850	11/1/2028	1,370,740
1,744,000	Mead Johnson Nutrition Company	4.125	11/15/2025	1,973,465
1,287,000	The J M Smucker Company	3.500	3/15/2025	1,407,377
				4,751,582

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	GAS & WATER UTILITIES - 1.0%
1,723,000	NiSource, Inc.	3.490	5/15/2027	$1,901,297

	HEALTHCARE FACILITIES & SERVICES - 1.6%
1,267,000	AmerisourceBergen Corporation	3.400	5/15/2024	1,362,393
1,607,000	AmerisourceBergen Corporation	3.250	3/1/2025	1,732,613
				3,095,006

	INSTITUTIONAL FINANCIAL SERVICES - 2.1%
2,000,000	Brookfield Finance, Inc.	4.850	3/29/2029	2,327,977
1,357,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,521,462
				3,849,439

	INSURANCE - 2.7%
2,857,000	Globe Life, Inc.	4.550	9/15/2028	3,319,941
1,610,000	Old Republic International Corporation	3.875	8/26/2026	1,801,728
				5,121,669

	MACHINERY - 2.1%
1,267,000	Parker-Hannifin Corporation	3.300	11/21/2024	1,368,099
2,368,000	Parker-Hannifin Corporation	3.250	6/14/2029	2,561,540
				3,929,639

	OIL & GAS PRODUCERS - 13.3%
1,587,000	EOG Resources, Inc.	2.625	3/15/2023	1,643,241
884,000	EOG Resources, Inc.	4.150	1/15/2026	998,539
1,391,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	1,441,384
1,267,000	Marathon Petroleum Corporation	3.625	9/15/2024	1,371,907
943,000	Noble Energy, Inc.	3.900	11/15/2024	1,043,446
1,000,000	Occidental Petroleum Corporation	3.000	2/15/2027	947,350
3,000,000	Occidental Petroleum Corporation	4.200	3/15/2048	2,467,560
1,357,000	ONEOK, Inc.	4.350	3/15/2029	1,516,081
1,267,000	ONEOK Partners LP	4.900	3/15/2025	1,419,573
1,438,000	The Williams Companies, Inc.	3.350	8/15/2022	1,478,898
1,607,000	The Williams Companies, Inc.	3.900	1/15/2025	1,763,943
1,586,000	The Williams Companies, Inc.	4.300	3/4/2024	1,735,278
2,077,000	Total Capital International SA	2.829	1/10/2030	2,198,407
2,003,000	Total Capital International SA	3.455	2/19/2029	2,208,248
1,234,000	Total Capital SA	3.883	10/11/2028	1,399,835
1,357,000	Valero Energy Corporation	3.400	9/15/2026	1,464,675
				25,098,365

	OIL & GAS SERVICES & EQUIPMENT - 4.6%
1,671,000	Baker Hughes a GE Co. LLC	2.773	12/15/2022	1,732,877
1,610,000	Baker Hughes a GE Co. LLC	3.337	12/15/2027	1,767,172
1,367,000	Halliburton Company	3.800	11/15/2025	1,516,306
1,610,000	National Oilwell Varco, Inc.	3.600	12/1/2029	1,679,180
2,000,000	Patterson-UTI Energy, Inc.	3.950	2/1/2028	1,989,183
				8,684,718

	REAL ESTATE INVESTMENT TRUSTS - 20.0%
1,242,000	American Homes 4 Rent LP	4.900	2/15/2029	1,434,920
1,417,000	American Tower Corporation	3.125	1/15/2027	1,520,598
1,587,000	AvalonBay Communities, Inc.	2.950	9/15/2022	1,633,531
1,610,000	AvalonBay Communities, Inc.	3.200	1/15/2028	1,733,738
1,357,000	Boston Properties LP	3.850	2/1/2023	1,421,732
1,357,000	Boston Properties LP	2.750	10/1/2026	1,454,225
1,542,000	CC Holdings GS V LLC	3.849	4/15/2023	1,639,047
1,000,000	Digital Realty Trust LP	4.450	7/15/2028	1,149,562
1,587,000	ERP Operating LP	3.000	4/15/2023	1,657,281
1,587,000	Kimco Realty Corporation	3.400	11/1/2022	1,646,242

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE INVESTMENT TRUSTS (continued) - 20.0%
1,357,000	Kimco Realty Corp.	2.700	3/1/2024	$1,429,219
1,357,000	Prologis LP	3.875	9/15/2028	1,541,861
2,812,000	Prologis LP	2.250	4/15/2030	2,826,950
1,357,000	Realty Income Corporation	4.125	10/15/2026	1,537,368
1,309,000	Realty Income Corporation	3.000	1/15/2027	1,411,365
1,357,000	Realty Income Corporation	3.650	1/15/2028	1,491,629
1,610,000	Simon Property Group LP	2.750	2/1/2023	1,667,763
1,657,000	Simon Property Group LP	3.250	11/30/2026	1,809,021
1,357,000	Simon Property Group LP	3.750	2/1/2024	1,462,311
1,242,000	Ventas Realty LP	3.750	5/1/2024	1,340,563
1,357,000	Ventas Realty LP	3.500	2/1/2025	1,472,276
1,357,000	Ventas Realty LP	3.250	10/15/2026	1,478,334
1,242,000	Welltower, Inc.	4.500	1/15/2024	1,353,366
1,372,000	Welltower, Inc.	4.000	6/1/2025	1,520,005
				37,632,907

	RETAIL - CONSUMER STAPLES - 3.4%
1,511,000	Costco Wholesale Corp.	2.300	5/18/2022	1,539,797
1,607,000	Costco Wholesale Corp.	2.750	5/18/2024	1,714,351
1,379,000	Costco Wholesale Corp.	3.000	5/18/2027	1,515,476
1,372,000	Dollar Tree, Inc.	4.200	5/15/2028	1,553,476
				6,323,100

	RETAIL - DISCRETIONARY - 6.0%
1,767,000	AutoZone, Inc.	3.125	7/15/2023	1,856,082
1,317,000	AutoZone, Inc.	3.125	4/21/2026	1,437,549
1,357,000	AutoZone, Inc.	3.750	6/1/2027	1,509,952
1,610,000	Lowe’s Companies, Inc.	3.120	4/15/2022	1,639,435
1,357,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,462,563
1,337,000	Lowe’s Companies, Inc.	2.500	4/15/2026	1,420,822
1,818,000	Lowe’s Companies, Inc.	3.100	5/3/2027	1,980,237
				11,306,640

	SEMICONDUCTORS - 4.5%
1,357,000	Analog Devices, Inc.	3.900	12/15/2025	1,515,945
1,607,000	Broadcom, Inc.	3.875	1/15/2027	1,767,494
1,357,000	Lam Research Corporation	3.800	3/15/2025	1,502,001
1,731,000	Lam Research Corporation	4.000	3/15/2029	1,981,401
1,518,000	Marvell Technology Group Ltd.	4.875	6/22/2028	1,736,346
				8,503,187

	TRANSPORTATION & LOGISTICS - 6.1%
1,787,000	Norfolk Southern Corp.	3.000	4/1/2022	1,815,762
1,393,000	Norfolk Southern Corp.	3.850	1/15/2024	1,502,875
1,537,000	Norfolk Southern Corp.	2.900	6/15/2026	1,661,719
1,357,000	Union Pacific Corp.	3.646	2/15/2024	1,465,406
1,556,000	Union Pacific Corp.	3.750	3/15/2024	1,687,776
1,357,000	Union Pacific Corp.	3.000	4/15/2027	1,473,169
1,607,000	Union Pacific Corp.	3.950	9/10/2028	1,830,591
				11,437,298

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	WHOLESALE - CONSUMER STAPLES - 3.5%
1,607,000	Sysco Corp.	2.600	6/12/2022	$1,643,639
1,492,000	Sysco Corp.	3.750	10/1/2025	1,649,400
1,582,000	Sysco Corp.	3.300	7/15/2026	1,729,316
1,457,000	Sysco Corp.	3.250	7/15/2027	1,586,675
				6,609,030

	TOTAL CORPORATE BONDS (Cost $182,948,874)			183,880,539

	TOTAL INVESTMENTS - 97.7% (Cost - $182,948,874)			$183,880,539
	OTHER ASSETS LESS LIABILITIES - 2.3%			4,308,599
	NET ASSETS - 100.0%			$188,189,138

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 99.5%
	AUTOMOTIVE - 0.9%
14,252	Aptiv PLC *	$2,143,786

	BANKING - 1.1%
51,061	Regions Financial Corporation	1,195,338
2,509	SVB Financial Group *	1,462,471
		2,657,809

	BIOTECHNOLOGY & PHARMACEUTICAL - 4.8%
10,944	Alexion Pharmaceuticals, Inc. *	1,932,163
5,133	Regeneron Pharmaceuticals, Inc. *	2,578,973
12,429	Vertex Pharmaceuticals, Inc. *	2,593,062
24,398	Zoetis, Inc.	4,310,639
		11,414,837

	CHEMICALS - 0.5%
8,664	International Flavors & Fragrances, Inc.	1,227,429

	COMMERCIAL SUPPORT SERVICES - 2.8%
5,357	Cintas Corporation	1,893,914
16,302	Republic Services, Inc.	1,779,852
21,773	Waste Management, Inc.	3,063,026
		6,736,792

	CONSTRUCTION MATERIALS - 1.0%
3,193	Martin Marietta Materials, Inc.	1,161,134
6,956	Vulcan Materials Company	1,275,174
		2,436,308

	CONTAINERS & PACKAGING - 0.8%
12,540	International Paper Company	791,274
7,980	Sealed Air Corporation	453,743
13,003	Westrock Company ^	758,335
		2,003,352

	DIVERSIFIED INDUSTRIALS - 6.9%
7,412	Dover Corporation	1,115,506
30,892	Emerson Electric Company	2,956,055
36,812	Honeywell International, Inc.	8,500,259
16,302	Illinois Tool Works, Inc.	3,778,152
		16,349,972

	ELECTRIC UTILITIES - 6.7%
12,654	Alliant Energy Corporation	723,176
24,965	American Electric Power Company, Inc.	2,146,990
27,810	CenterPoint Energy, Inc.	703,593
17,438	Consolidated Edison, Inc.	1,346,911
9,917	DTE Energy Company	1,368,447
10,371	Entergy Corporation	1,091,651
96,238	NextEra Energy, Inc.	7,046,546
16,640	WEC Energy Group, Inc.	1,562,662
		15,989,976

	ELECTRICAL EQUIPMENT - 3.7%
12,083	AMETEK, Inc.	1,632,413

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 3.7%
30,445	Amphenol Corporation	$2,047,731
17,897	Fortive Corporation	1,297,890
37,511	Johnson Controls International plc	2,495,982
9,574	Keysight Technologies, Inc. *	1,363,146
		8,837,162

	ENTERTAINMENT CONTENT - 0.8%
29,736	Discovery, Inc. * ^	954,823
34,073	Discovery, Inc. - Class C * ^	1,023,894
		1,978,717

	FOOD - 0.5%
13,454	McCormick & Company, Inc.	1,198,213

	GAS & WATER UTILITIES - 0.2%
20,286	NiSource, Inc.	517,293

	HEALTHCARE FACILITIES & SERVICES - 2.7%
10,486	AmerisourceBergen Corporation	1,203,164
31,231	Centene Corporation *	2,298,602
7,524	Henry Schein, Inc. *	572,125
10,033	IQVIA Holdings, Inc. *	2,409,525
		6,483,416

	HOME CONSTRUCTION - 0.9%
16,417	DR Horton, Inc.	1,564,376
3,647	Mohawk Industries, Inc. *	768,350
		2,332,726

	INDUSTRIAL SUPPORT SERVICES - 0.5%
3,761	United Rentals, Inc. *	1,256,024

	INSURANCE - 0.9%
36,132	Aflac, Inc.	2,047,962

	MACHINERY - 3.8%
28,954	Caterpillar, Inc.	6,980,230
6,954	Parker-Hannifin Corporation	2,142,875
		9,123,105

	MEDICAL EQUIPMENT & DEVICES - 5.3%
15,847	Agilent Technologies, Inc.	2,188,946
4,218	Align Technology, Inc. *	2,489,253
32,720	Edwards Lifesciences Corporation *	3,137,848
6,722	Illumina, Inc. *	2,726,712
2,394	Teleflex, Inc.	962,843
3,192	Waters Corporation *	1,028,622
		12,534,224

	METALS & MINING - 2.4%
41,268	Newmont Goldcorp Corp.	3,032,373
39,551	Southern Copper Corp.	2,758,287
		5,790,660

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	OIL & GAS PRODUCERS - 2.3%
13,225	Cheniere Energy, Inc. *	$1,122,803
32,036	EOG Resources, Inc.	2,573,772
10,947	Pioneer Natural Resources Co.	1,666,024
		5,362,599

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
50,500	Halliburton Company	1,133,725
34,738	NOV, Inc. *	559,977
75,254	Schlumberger NV	2,357,708
75,268	TechnipFMC PLC *	646,552
		4,697,962

	REAL ESTATE INVESTMENT TRUSTS - 10.9%
7,409	Alexandria Real Estate Equities, Inc.	1,320,728
21,997	American Tower Corporation	5,619,354
21,772	Crown Castle International Corporation	4,125,794
4,445	Equinix, Inc.	3,274,720
19,033	Equity Residential	1,474,106
36,241	Prologis, Inc.	4,270,639
18,690	Realty Income Corporation	1,278,396
5,586	SBA Communications Corporation	1,665,298
16,071	Simon Property Group, Inc.	2,064,963
9,118	WP Carey, Inc.	687,953
		25,781,951

	RETAIL - CONSUMER STAPLES - 3.7%
22,798	Costco Wholesale Corporation	8,623,799

	RETAIL - DISCRETIONARY - 4.0%
36,932	Lowe’s Companies, Inc.	7,195,462
18,806	Ross Stores, Inc.	2,376,890
		9,572,352

	SEMICONDUCTORS - 12.0%
19,495	Analog Devices, Inc.	3,208,877
29,874	NVIDIA Corporation	19,411,528
14,254	NXP Semiconductors NV	3,013,581
7,867	Skyworks Solutions, Inc.	1,337,390
11,862	Xilinx, Inc.	1,506,474
		28,477,850

	SOFTWARE - 2.6%
4,332	ANSYS, Inc. *	1,463,956
4,902	Palo Alto Networks, Inc. *	1,780,652
12,998	SS&C Technologies Holdings, Inc.	960,162
7,525	Synopsys, Inc. *	1,913,909
		6,118,679

	STEEL - 0.7%
15,740	Nucor Corp.	1,613,980

	TECHNOLOGY HARDWARE - 1.5%
9,692	Garmin Ltd.	1,378,590
68,142	Hewlett Packard Enterprise Company	1,087,546

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TECHNOLOGY HARDWARE (continued) - 1.5%
12,193	NetApp, Inc.	$943,372
		3,409,508

	TECHNOLOGY SERVICES - 5.5%
27,585	Cognizant Technology Solutions Corporation	1,973,983
6,154	Equifax, Inc.	1,446,436
4,560	Gartner, Inc. *	1,057,190
15,845	Global Payments, Inc.	3,069,335
4,332	MSCI, Inc.	2,027,939
18,915	Paychex, Inc.	1,913,063
8,435	Verisk Analytics, Inc.	1,457,821
		12,945,767

	TRANSPORTATION & LOGISTICS - 5.6%
41,834	CSX Corporation	4,188,420
5,588	JB Hunt Transport Services, Inc.	958,566
36,366	Union Pacific Corporation	8,172,531
		13,319,517

	TRANSPORTATION EQUIPMENT - 0.6%
16,077	PACCAR, Inc.	1,472,010

	WHOLESALE - CONSUMER STAPLES - 0.9%
27,009	Sysco Corp	2,187,729

	TOTAL COMMON STOCKS (Cost $181,997,536)	236,643,466

	COLLATERAL FOR SECURITIES LOANED - 0.8% ^^
	MONEY MARKET FUND - 0.8%
1,909,444	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	1,909,444
	TOTAL MONEY MARKET FUND (Cost $1,909,444)

	TOTAL INVESTMENTS - 100.3% (Cost $183,906,980)	$238,552,910
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(659,225)
	NET ASSETS - 100.0%	$237,893,685

^	All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan as of May 31, 2021 is $1,870,172.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of May 31, 2021 is $1,909,444.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE & DEFENSE - 0.8%
69,479	Embraer SA - ADR * ^	$930,324

	APPAREL & TEXTILE PRODUCTS - 1.5%
2,025	Burberry Group PLC *	61,328
6,710	Cie Financiere Richemont SA	814,847
2,257	Swatch Group AG	817,490
		1,693,665

	ASSET MANAGEMENT - 2.0%
6,222	Groupe Bruxelles Lambert SA	706,394
281,027	Melrose Industries PLC	688,131
488	Partners Group Holding AG	737,381
		2,131,906

	AUTOMOTIVE - 3.2%
4,636	Aptiv PLC *	697,347
4,453	Cie Generale des Etablissements Michelin	681,308
18,483	Nokian Renkaat OYJ	740,296
32,635	Tata Motors Ltd. - ADR * ^	709,159
19,520	Valeo SA	642,252
		3,470,362

	BANKING - 12.3%
83,143	Bank Hapoalim BM *	729,201
98,759	Bank Leumi Le-Israel *	792,309
102,724	Commerzbank AG *	828,257
9,882	Commonwealth Bank of Australia	766,119
45,628	Credit Agricole SA ^	683,767
34,343	Danske Bank A/S	646,654
8,357	HDFC Bank Ltd. - ADR *	639,561
41,602	ICICI Bank Ltd. - ADR * ^	749,252
223,199	Investec PLC	981,985
8,845	KBC Group NV	723,834
5,612	Macquarie Group Ltd.	659,673
161,833	Malayan Banking Bhd - ADR	694,264
11,590	mBank SA *	944,593
613,580	Metropolitan Bank & Trust Company	627,733
32,818	National Australia Bank Ltd.	685,405
136,335	Natixis SA ^	673,939
76,677	Nedbank Group Ltd. *	891,230
29,951	Raiffeisen Bank International AG	714,008
		13,431,784

	CHEMICALS - 8.1%
4,026	Air Liquide SA	684,441
2,905,552	AKR Corporindo Tbk PT	659,012
5,856	Akzo Nobel N.V.	746,163
5,307	Arkema SA ^	703,039

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	CHEMICALS (continued) - 8.1%
7,747	Brenntag AG	$727,405
7,442	Croda International PLC	737,349
170	Givaudan SA	760,236
108,580	ICL Group Ltd.	774,533
13,298	Imerys SA	694,612
15,860	Johnson Matthey PLC	684,958
65,087	K+S AG *	899,894
6,344	LyondellBasell Industries NV	714,461
		8,786,103

	COMMERCIAL SUPPORT SERVICES - 2.5%
23,058	Bureau Veritas SA *	706,978
12,322	Edenred	678,605
8,601	Intertek Group PLC	661,941
9,089	Randstad Holding NV	707,486
		2,755,010

	CONSTRUCTION MATERIALS - 1.3%
11,285	Holcim Ltd.	676,059
21,960	James Hardie Industries PLC - ADR	718,174
		1,394,233

	CONSUMER SERVICES - 0.6%
903,593	Cogna Educacao - ADR *	706,655

	CONTAINERS & PACKAGING - 1.9%
57,096	Amcor PLC - ADR	671,277
83,143	Brambles Ltd.	695,475
25,376	Mondi PLC	685,947
		2,052,699

	DIVERSIFIED INDUSTRIALS - 1.4%
20,679	Alfa Laval AB	770,325
10,858	Pentair PLC	748,876
		1,519,201

	ELECTRIC UTILITIES - 3.6%
815,210	Aboitiz Equity Ventures, Inc.	682,220
82,167	AGL Energy Ltd.	523,877
345,439	Cia Energetica de Minas Gerais - ADR	894,687
65,331	Enel SpA	648,044
181,414	Origin Energy Ltd.	570,634
62,464	Tenaga Nasional Bhd - ADR	604,964
		3,924,426

	ELECTRICAL EQUIPMENT - 3.9%
20,984	ABB Ltd.	715,282
5,368	Allegion PLC	754,097
11,102	Johnson Controls International PLC	738,727
8,052	Kone OYJ	654,623
20,984	Prysmian SpA	724,162

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 3.9%
2,257	Schindler Holding AG	$671,546
		4,258,437

	ENGINEERING & CONSTRUCTION - 1.3%
20,740	Boskalis Westminster	706,899
6,283	Vinci SA	714,850
		1,421,749

	FOOD - 1.2%
20,374	Associated British Foods PLC	670,474
66,307	Orkla ASA	692,297
		1,362,771

	FORESTRY, PAPER & WOOD PRODUCTS - 0.6%
17,263	UPM-Kymmene OYJ	658,837

	GAS & WATER UTILITIES - 0.6%
89,975	Cia de Saneamento Basico do Estado de Sao Paulo - ADR ^	691,908

	HEALTHCARE FACILITIES & SERVICES - 0.5%
12,505	Ramsay Health Care Ltd.	610,837

	HOME CONSTRUCTION - 1.4%
1,037	Geberit AG	753,281
16,165	Persimmon PLC	724,258
		1,477,539

	INDUSTRIAL SUPPORT SERVICES - 1.3%
5,490	Ferguson PLC	746,019
32,574	Rexel SA	662,260
		1,408,279

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
6,710	London Stock Exchange Group PLC	720,574

	INSURANCE - 3.7%
150,304	Direct Line Insurance Group PLC	633,572
26,840	Gjensidige Forsikring ASA	605,014
175,497	Insurance Australia Group Ltd.	675,144
174,338	Legal & General Group PLC	702,748
69,784	RSA Insurance Group PLC	676,970
15,006	Sampo OYJ	713,634
		4,007,082

	INTERNET MEDIA & SERVICES - 1.2%
2,806	Naspers Ltd.	617,889
17,141	Trip.com Group Ltd. - ADR *	717,351
		1,335,240

	LEISURE FACILITIES & SERVICES - 0.6%
14,213	Whitbread PLC *	641,234

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	MACHINERY - 1.4%
36,966	IMI PLC	$870,044
24,034	Sandvik AB	638,554
		1,508,598

	MEDICAL EQUIPMENT & DEVICES - 4.0%
4,026	Cochlear Ltd.	699,079
4,270	Coloplast A/S	678,181
15,738	Demant A/S *	840,670
4,148	EssilorLuxottica SA ^	720,441
35,441	Smith & Nephew PLC	774,102
133,590	Top Glove Corp Bhd - ADR	638,560
		4,351,033

	METALS & MINING - 7.8%
7,661,173	Adaro Energy Tbk PT	627,481
17,080	Anglo American PLC	759,200
28,182	Antofagasta PLC	617,150
23,119	BHP Group PLC	695,905
17,568	Boliden A.B.	704,257
16,128	Boliden A.B. Redemption Shares *	11,589
44,225	Fortescue Metals Group Ltd.	754,188
52,216	Fresnillo PLC	664,534
135,847	Grupo Mexico SAB de CV	650,829
33,916	Newcrest Mining Ltd.	735,269
112,118	Norsk Hydro ASA	726,995
8,784	Rio Tinto PLC	755,235
52,887	Vedanta Ltd. - ADR ^	784,314
		8,486,946

	OIL & GAS PRODUCERS - 3.9%
34,038	Ampol Ltd.	765,468
53,741	Eni SpA	660,800
33,306	Equinor ASA	724,180
13,115	Koninklijke Vopak NV	620,829
81,252	Petroleo Brasileiro SA - ADR	829,583
186,416	Ultrapar Participacoes SA - ADR ^	684,147
		4,285,007

	OIL & GAS SERVICES & EQUIPMENT - 0.7%
85,400	TechnipFMC PLC *	733,586

	REAL ESTATE INVESTMENT TRUSTS - 3.8%
7,625	Covivio	718,551
89,975	Dexus	720,022
46,848	Goodman Group	698,151
68,198	Land Securities Group PLC	679,957
92,415	The British Land Company PLC	668,257
185,379	The GPT Group	663,139
		4,148,077

	REAL ESTATE OWNERS & DEVELOPERS - 1.8%
39,050	Ayala Corp.	636,434

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	REAL ESTATE OWNERS & DEVELOPERS (continued) - 1.8%
817,520	Ayala Land, Inc.	$590,082
348,127	Mirvac Group	754,172
		1,980,688

	RENEWABLE ENERGY - 0.6%
17,995	Vestas Wind Systems A/S	703,900

	RETAIL - CONSUMER STAPLES - 1.5%
128,832	Cia Brasileira de Distribuicao - ADR ^	966,240
265,106	Wm Morrison Supermarkets PLC	664,745
		1,630,985

	RETAIL - DISCRETIONARY - 2.8%
146,217	Kingfisher PLC	746,952
316,529	Marks & Spencer Group PLC *	742,300
6,222	Next PLC *	719,688
6,283	Pandora A/S	850,310
		3,059,250

	SEMICONDUCTORS - 2.5%
1,098	ASML Holding NV	738,718
15,982	Infineon Technologies AG	646,646
3,477	NXP Semiconductors NV	735,107
17,751	STMicroelectronics NV - ADR ^	662,822
		2,783,293

	SOFTWARE - 0.7%
78,995	The Sage Group PLC	735,413

	SPECIALTY FINANCE - 0.0%
1,663	Isracard Ltd. *	6,703

	TECHNOLOGY HARDWARE - 0.6%
48,983	Telefonaktiebolaget LM Ericsson	655,359

	TECHNOLOGY SERVICES - 1.4%
34,892	Infosys Ltd. - ADR	674,811
102,602	Wipro Ltd. - ADR ^	813,634
		1,488,445

	TELECOMUNICATIONS - 1.3%
79,849	Mobile TeleSystems PJSC ADR	728,223
80,520	Telefonica Brasil SA ADR ^	681,199
		1,409,422

	TRANSPORTATION & LOGISTICS - 5.5%
5,368	Aeroports de Paris *	729,756
202,642	Babcock International Group PLC *	859,363
50,386	easyJet PLC *	719,042
10,919	Fraport AG Frankfurt Airport Services Worldwide *	760,018
38,003	Grupo Aeroportuario del Sureste SAB de CV *	670,797

See accompanying notes to financial statements.

Inspire International ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TRANSPORTATION & LOGISTICS (continued) - 5.5%
2,257	Kuehne + Nagel International AG	$762,071
93,940	Royal Mail PLC *	770,655
5,734	Ryanair Holdings PLC - ADR *	669,444
		5,941,146

	TRANSPORTATION EQUIPMENT - 0.7%
24,705	Volvo AB	669,741

	WHOLESALE - DISCRETIONARY - 0.6%
20,496	Bunzl PLC	664,027

	TOTAL COMMON STOCKS (Cost $82,785,473)	106,632,474

	STOCK WARRANT - 0.0%
	APPAREL & TEXTILE PRODUCTS - 0.0%
12,580	Cie Financiere Richemont SA *	8,107
	TOTAL STOCK WARRANT (Cost $6,914)

	COLLATERAL FOR SECURITIES LOANED - 8.0% ^^
	MONEY MARKET FUND - 8.0%
8,696,027	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	8,696,027
	TOTAL MONEY MARKET FUND (Cost $8,696,027)

	TOTAL INVESTMENTS - 105.8% (Cost $91,488,414)	$115,336,608
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%	(6,333,133)
	NET ASSETS - 100.0%	$109,003,475

^	All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan as of May 31, 2021 is $8,411,860.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of May 31, 2021 is $8,696,027.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	CLOSED END FUND - 5.0%
	COMMODITY - 5.0%
306280	Sprott Physical Gold Trust *	$4,652,393
	TOTAL CLOSED END FUND (Cost $4,448,411)

	COMMON STOCKS - 79.4%
	AUTOMOTIVE - 0.7%
4,160	Aptiv PLC *	625,747

	BANKING - 0.9%
14,040	Regions Financial Corporation	328,676
780	SVB Financial Group *	454,654
		783,330

	BIOTECHNOLOGY & PHARMACEUTICALS - 3.8%
3,380	Alexion Pharmaceuticals, Inc. *	596,739
1,560	Regeneron Pharmaceuticals, Inc. *	783,791
4,030	Vertex Pharmaceuticals, Inc. *	840,779
7,410	Zoetis Inc	1,309,199
		3,530,508

	CHEMICALS - 0.6%
4,030	International Flavors & Fragrances, Inc.	570,930

	COMMERCIAL SUPPORT SERVICES - 2.2%
1,690	Cintas Corporation	597,483
4,810	Republic Services, Inc.	525,156
6,370	Waste Management, Inc.	896,132
		2,018,771

	CONSTRUCTION MATERIALS - 0.8%
910	Martin Marietta Materials, Inc.	330,921
1,950	Vulcan Materials Company	357,474
		688,395

	CONTAINERS & PACKAGING - 0.7%
5,590	International Paper Company	352,729
1,950	Sealed Air Corporation	110,877
3,640	Westrock Company	212,285
		675,891

	DIVERSIFIED INDUSTRIALS - 5.3%
2,210	Dover Corporation	332,605
9,100	Emerson Electric Company	870,779
11,310	Honeywell International, Inc.	2,611,592
4,680	Illinois Tool Works, Inc.	1,084,637
		4,899,613

	ELECTRIC UTILITIES - 5.6%
3,900	Alliant Energy Corporation	222,885
8,060	American Electric Power Company, Inc.	693,160
8,580	CenterPoint Energy, Inc.	217,074
5,330	Consolidated Edison, Inc.	411,689
2,990	DTE Energy Company	412,590
3,120	Entergy Corporation	328,411
33,150	NextEra Energy, Inc.	2,427,243

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	ELECTRIC UTILITIES (continued) - 5.6%
5,070	WEC Energy Group, Inc.	$476,124
		5,189,176

	ELECTRICAL EQUIPMENT - 3.0%
3,640	AMETEK, Inc.	491,764
9,750	Amphenol Corporation	655,785
5,720	Fortive Corporation	414,814
11,050	Johnson Controls International PLC	735,267
3,250	Keysight Technologies, Inc. *	462,735
		2,760,365

	ENTERTAINMENT CONTENT - 0.8%
11,180	Discovery, Inc. * ^	358,990
12,740	Discovery, Inc. - Class C * ^	382,837
		741,827

	FOOD - 0.4%
4,290	McCormick & Company, Inc.	382,067

	GAS & WATER UTILITIES - 0.2%
5,980	NiSource, Inc.	152,490

	HEALTHCARE FACILITIES & SERVICES - 2.0%
3,250	AmerisourceBergen Corporation	372,905
8,450	Centene Corporation *	621,920
2,080	Henry Schein, Inc. *	158,163
2,860	IQVIA Holdings, Inc. *	686,858
		1,839,846

	HOME CONSTRUCTION - 0.8%
5,590	DR Horton, Inc.	532,671
1,040	Mohawk Industries, Inc. *	219,107
		751,778

	INDUSTRIAL SUPPORT SERVICES - 0.4%
1,040	United Rentals, Inc. *	347,318

	INSURANCE - 0.6%
10,270	Aflac, Inc.	582,104

	MACHINERY - 2.8%
8,190	Caterpillar, Inc.	1,974,445
2,080	Parker-Hannifin Corporation	640,952
		2,615,397

	MEDICAL EQUIPMENT & DEVICES - 4.5%
4,810	Agilent Technologies, Inc.	664,405
1,430	Align Technology, Inc. *	843,914
10,660	Edwards Lifesciences Corporation *	1,022,294
2,470	Illumina, Inc. *	1,001,931
780	Teleflex, Inc.	313,708
910	Waters Corporation *	293,247
		4,139,499

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	METALS & MINING - 1.8%
12,090	Newmont Corp.	$888,373
11,050	Southern Copper Corp.	770,627
		1,659,000

	OIL & GAS PRODUCERS - 1.5%
3,510	Cheniere Energy, Inc. *	297,999
7,670	EOG Resources, Inc.	616,208
3,120	Pioneer Natural Resources Company	474,833
		1,389,040

	OIL & GAS SERVICES & EQUIPMENT - 1.0%
11,700	Halliburton Company	262,665
4,550	NOV, Inc. *	73,346
17,160	Schlumberger N.V.	537,623
6,890	TechnipFMC PLC *	59,185
		932,819

	REAL ESTATE INVESTMENT TRUSTS - 9.0%
2,340	Alexandria Real Estate Equities, Inc.	417,128
7,150	American Tower Corporation	1,826,539
6,890	Crown Castle International Corporation	1,305,655
1,430	Equinix, Inc.	1,053,510
5,980	Equity Residential	463,151
11,570	Prologis, Inc.	1,363,409
6,240	Realty Income Corporation	426,816
1,820	SBA Communications Corporation	542,578
4,940	Simon Property Group, Inc.	634,741
2,860	WP Carey, Inc.	215,787
		8,249,314

	RETAIL - CONSUMER STAPLES - 2.8%
6,890	Costco Wholesale Corporation	2,606,280

	RETAIL - DISCRETIONARY - 3.2%
11,570	Lowe’s Companies, Inc.	2,254,183
5,590	Ross Stores, Inc.	706,520
		2,960,703

	SEMICONDUCTORS - 10.6%
6,110	Analog Devices, Inc.	1,005,706
10,400	NVIDIA Corporation	6,757,712
4,550	NXP Semiconductors NV	961,961
2,990	Skyworks Solutions, Inc.	508,300
4,030	Xilinx, Inc.	511,810
		9,745,489

	SOFTWARE - 2.2%
1,560	ANSYS, Inc. *	527,186
1,560	Palo Alto Networks, Inc. *	566,670
4,030	SS&C Technologies Holdings, Inc.	297,696
2,600	Synopsys, Inc. *	661,284
		2,052,836

	STEEL - 0.4%
3,510	Nucor Corporation	359,915

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TECHNOLOGY HARDWARE - 1.1%
2,990	Garmin Ltd.	$425,298
21,060	Hewlett Packard Enterprise Company	336,118
3,510	NetApp, Inc.	271,569
		1,032,985

	TECHNOLOGY SERVICES - 4.4%
9,230	Cognizant Technology Solutions Corporation	660,499
1,820	Equifax, Inc.	427,773
1,170	Gartner, Inc. *	271,253
5,070	Global Payments, Inc.	982,110
1,430	MSCI, Inc.	669,426
5,720	Paychex, Inc.	578,521
2,730	Verisk Analytics, Inc.	471,826
		4,061,408

	TRANSPORTATION & LOGISTICS - 4.1%
12,090	CSX Corp.	1,210,451
1,560	JB Hunt Transport Services, Inc.	267,602
10,140	Union Pacific Corp.	2,278,762
		3,756,815

	TRANSPORTATION EQUIPMENT - 0.5%
5,460	PACCAR, Inc.	499,918

	WHOLESALE - CONSUMER STAPLES - 0.7%
7,930	Sysco Corporation	642,330

	TOTAL COMMON STOCKS (Cost $61,678,379)	73,243,904

	EXCHANGE TRADED FUND - 14.6%
	FIXED INCOME - 14.6%
160,290	Vanguard Long-Term Treasury ETF	13,517,256
	TOTAL EXCHANGE TRADED FUND (Cost $13,652,556)

	COLLATERAL FOR SECURITIES LOANED - 0.5% ^^
	MONEY MARKET FUND - 0.5%
416,687	Fidelity Government Portfolio - Institutional Class, to yield 0.01% +	416,687
	TOTAL MONEY MARKET FUND (Cost $416,687)

	TOTAL INVESTMENTS - 99.5% (Cost $80,196,033)	$91,830,240
	OTHER ASSETS LESS LIABILITIES - 0.5%	480,107
	NET ASSETS - 100.0%	$92,310,347

^	All or a portion of this security is on loan as of May 31, 2021. The total value of securities on loan as of May 31, 2021 is $408,444.

^^	This security was purchased with cash collateral held from securities on loan. The total value of such security as of May 31, 2021 is $416,687.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on May 31, 2021.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 99.2%
	ASSET MANAGEMENT - 4.4%
5,684	Affiliated Managers Group, Inc.	$932,176
18,386	Artisan Partners Asset Management, Inc.	939,157
		1,871,333

	BANKING - 2.2%
22,156	Bank OZK	946,283

	BEVERAGES - 4.5%
14,326	Celsius Holdings, Inc. *	938,926
19,372	National Beverage Corporation	967,244
		1,906,170

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.2%
5,046	United Therapeutics Corporation *	938,051

	CONSTRUCTION MATERIALS - 2.2%
8,294	Advanced Drainage Systems, Inc.	940,705

	CONSUMER SERVICES - 2.2%
15,138	Rent-A-Center, Inc.	935,680

	ELECTRICAL EQUIPMENT- 2.2%
3,596	Littelfuse, Inc.	939,419

	ENGINEERING & CONSTRUCTION - 2.2%
8,062	MasTec, Inc. *	937,852

	FORESTRY, PAPER & WOOD PRODUCTS - 2.2%
12,064	West Fraser Timber Company Ltd.	929,049

	HEALTHCARE FACILITIES & SERVICES - 8.8%
20,880	Owens & Minor, Inc.	933,545
28,362	Patterson Companies, Inc.	922,900
23,490	Select Medical Holdings Corporation	941,244
11,484	The Ensign Group, Inc.	955,469
		3,753,158

	HOME CONSTRUCTION - 2.2%
16,124	MDC Holdings, Inc.	934,386

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.2%
3,770	Valmont Industries, Inc.	934,960

	INDUSTRIAL SUPPORT SERVICES - 4.5%
8,468	Herc Holdings, Inc. *	973,989
3,248	Watsco, Inc.	946,467
		1,920,456

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
6,380	Evercore, Inc.	930,587

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	INTERNET MEDIA & SERVICES - 6.7%
4,756	Fiverr International Ltd. *	$976,454
13,340	TechTarget, Inc. *	937,935
19,836	Upwork, Inc. *	933,681
		2,848,070

	LEISURE PRODUCTS - 8.8%
21,344	Camping World Holdings, Inc.	947,460
6,090	Fox Factory Holding Corporation *	946,873
7,656	Thor Industries, Inc.	941,688
10,730	YETI Holdings, Inc. *	939,948
		3,775,969

	MEDICAL EQUIPMENT & DEVICES - 2.2%
6,554	STAAR Surgical Company *	957,081

	OIL & GAS PRODUCERS - 4.5%
14,036	Cimarex Energy Company	950,939
22,794	PDC Energy, Inc. *	962,363
		1,913,302

	REAL ESTATE SERVICES - 2.2%
28,826	eXp World Holdings, Inc. *	929,927

	RENEWABLE ENERGY - 4.3%
12,064	Daqo New Energy Corporation - ADR *	897,320
15,370	Renewable Energy Group, Inc. *	938,646
		1,835,966

	RETAIL - CONSUMER STAPLES - 2.2%
21,228	BJ’s Wholesale Club Holdings, Inc. *	950,802

	RETAIL - DISCRETIONARY - 8.7%
9,164	AutoNation, Inc. *	935,919
18,792	National Vision Holdings, Inc. *	933,399
14,616	Foot Locker, Inc.	925,047
9,512	Dick’s Sporting Goods, Inc.	927,705
		3,722,070

	SEMICONDUCTORS - 2.2%
9,454	Brooks Automation, Inc.	965,159

	SOFTWARE - 4.4%
14,210	Digital Turbine, Inc. *	940,276
6,786	Omnicell, Inc. *	943,254
		1,883,530

	SPECIALTY FINANCE - 2.2%
9,338	Walker & Dunlop, Inc.	948,181

	TECHNOLOGY HARDWARE - 2.2%
10,556	Vicor Corporation *	950,884

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	TECHNOLOGY SERVICES - 4.4%
11,832	CoreLogic, Inc.	$940,644
8,642	TTEC Holdings, Inc.	936,879
		1,877,523

	TOTAL COMMON STOCKS (Cost $39,582,713)	42,376,553

	TOTAL INVESTMENTS - 99.2% (Cost $39,582,713)	$42,376,553
	OTHER ASSETS LESS LIABILITIES - 0.8%	342,668
	NET ASSETS - 100.0%	$42,719,221

*	Non-Income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Value
	COMMON STOCKS - 99.1%
	AUTOMOTIVE - 2.3%
6,644	Magna International, Inc.	$668,320

	BANKING - 4.6%
8,888	East West Bancorp, Inc.	664,645
1,144	SVB Financial Group *	666,826
		1,331,471

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.3%
7,216	Horizon Therapeutics PLC *	661,418

	CHEMICALS - 2.3%
18,480	The Mosaic Company	667,867

	CONSTRUCTION MATERIALS - 2.3%
20,108	James Hardie Industries PLC - ADR	657,330

	ELECTRICAL EQUIPMENT - 2.3%
2,024	Generac Holdings, Inc. *	665,329

	ENGINEERING & CONSTRUCTION - 2.3%
6,952	Quanta Services, Inc.	662,873

	ENTERTAINMENT CONTENT - 4.5%
6,864	Activision Blizzard, Inc.	667,524
2,552	Sea Ltd. - ADR *	646,268
		1,313,792

	FOOD - 2.3%
5,016	The J M Smucker Company	668,583

	GAS & WATER UTILITIES - 2.3%
14,696	UGI Corporation	676,751

	HOME CONSTRUCTION - 2.3%
6,952	DR Horton, Inc.	662,456

	INDUSTRIAL SUPPORT SERVICES - 2.3%
12,628	Fastenal Company	669,789

	INSURANCE - 2.3%
4,532	Arthur J Gallagher & Company	664,437

	MACHINERY - 2.3%
2,772	Caterpillar, Inc.	668,274

	MEDICAL EQUIPMENT & DEVICES - 9.2%
1,100	Align Technology, Inc. *	649,165
10,032	DENTSPLY SIRONA, Inc.	671,341

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	MEDICAL EQUIPMENT & DEVICES (continued) - 9.2%
1,188	IDEXX Laboratories, Inc. *	$663,035
1,936	West Pharmaceutical Services, Inc.	672,779
		2,656,320

	REAL ESTATE INVESTMENT TRUSTS - 4.5%
5,192	Simon Property Group, Inc.	667,120
440	Texas Pacific Land Corporation	639,373
		1,306,493

	RENEWABLE ENERGY - 2.3%
2,596	SolarEdge Technologies, Inc. *	669,794

	RETAIL - CONSUMER STAPLES - 2.3%
3,256	Dollar General Corporation	660,838

	RETAIL - DISCRETIONARY - 2.3%
1,012	RH *	648,743

	SEMICONDUCTORS - 9.4%
2,112	KLA Corporation	669,272
1,056	NVIDIA Corporation	686,168
5,764	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	676,463
72,468	United Microelectronics Corp. - ADR	681,924
		2,713,827

	SOFTWARE - 18.6%
5,236	Cadence Design Systems, Inc. *	664,920
8,052	Cloudflare, Inc. *	660,747
2,992	Crowdstrike Holdings, Inc. *	664,673
3,344	DocuSign, Inc. *	674,217
3,080	Fortinet, Inc. *	673,103
1,408	ServiceNow, Inc. *	667,223
2,508	Veeva Systems, Inc. *	730,681
3,432	Zscaler, Inc. *	666,494
		5,402,058

	TECHNOLOGY HARDWARE - 4.6%
2,244	Ubiquiti, Inc.	676,611
1,320	Zebra Technologies Corp. *	656,106
		1,332,717

	TECHNOLOGY SERVICES - 2.3%
1,452	MarketAxess Holdings, Inc.	677,416

	TELECOMMUNICATIONS - 2.3%
21,076	SK Telecom Company Ltd. - ADR	675,275

	WHOLESALE - CONSUMER STAPLES - 2.3%
7,656	Bunge Ltd.	664,694

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Value
	WHOLESALE - DISCRETIONARY - 2.3%
1,540	Pool Corporation	$672,287

	TOTAL COMMON STOCKS (Cost $27,098,744)	28,719,152

	TOTAL INVESTMENTS - 99.1% (Cost $27,098,744)	$28,719,152
	OTHER ASSETS LESS LIABILITIES - 0.9%	276,834
	NET ASSETS - 100.0%	$28,995,986

*	Non-Income producing security.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

	Inspire Global Hope ETF	Inspire Small/Mid Cap Impact ETF	Inspire Corporate Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$106,384,033	$108,515,041	$182,948,874	$183,906,980
At value	$141,020,880	$131,086,418	$183,880,539	$238,552,910
Cash	2,088,948	1,337,465	3,029,943	1,066,896
Foreign currencies (Cost $959,080, $0, $0 and $0, respectively)	970,852	—	—	—
Dividends and interest receivable	433,963	82,439	1,559,465	253,308
Prepaid expenses	2,369	1,276	2,589	20,749
TOTAL ASSETS	144,517,012	132,507,598	188,472,536	239,893,863

LIABILITIES
Payable for investments purchased	—	321,326	—	—
Securities lending collateral payable	3,270,309	13,564,191	—	1,909,444
Distributions payable	—	—	183,600	—
Investment advisory fees payable	34,573	35,410	46,059	46,954
Custody fees payable	28,624	20,516	12,615	12,575
Payable to related parties	24,580	18,189	29,800	26,773
Accrued expenses and other liabilities	14,081	13,466	11,324	4,432
TOTAL LIABILITIES	3,372,167	13,973,098	283,398	2,000,178
NET ASSETS	$141,144,845	$118,534,500	$188,189,138	$237,893,685

Net Assets Consist Of:
Paid in capital	$106,371,514	$103,213,951	$185,526,334	$180,266,005
Accumulated earnings	34,773,331	15,320,549	2,662,804	57,627,680
NET ASSETS	$141,144,845	$118,534,500	$188,189,138	$237,893,685

Net Asset Value Per Share:
Net Assets	$141,144,845	$118,534,500	$188,189,138	$237,893,685
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,600,000	3,200,000	7,200,000	5,700,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$39.21	$37.04	$26.14	$41.74

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2021

			Inspire Faithward Mid		Inspire Faithward
	Inspire International	Inspire Tactical	Cap		Large Cap
	ESG ETF	Balanced ESG ETF	Momentum ESG ETF *		Momentum ESG ETF *
ASSETS
Investment securities:
At cost	$91,488,414	$80,196,033	$39,582,713		$27,098,744
At value	$115,336,608	$91,830,240	$42,376,553		$28,719,152
Cash	705,753	891,001	602,163		336,327
Foreign currencies (Cost $1,264,231, $0, $0, and $0, respectively)	1,279,805	—	—		—
Dividends and interest receivable	479,774	79,709	16,427		14,577
Receivable for investments sold	—	—	8,103,650		3,059,646
Prepaid expenses	766	—	—		—
TOTAL ASSETS	117,802,706	92,800,950	51,098,793		32,129,702

LIABILITIES
Payable for investments purchased	—	—	8,324,974		3,089,897
Securities lending collateral payable	8,696,027	416,687	—		—
Investment advisory fees payable	38,755	39,122	22,530		15,404
Custody fees payable	30,189	9,946	9,095		9,774
Payable to related parties	20,302	14,313	16,073		16,051
Accrued expenses and other liabilities	13,958	10,535	6,900		2,590
TOTAL LIABILITIES	8,799,231	490,603	8,379,572		3,133,716
NET ASSETS	$109,003,475	$92,310,347	$42,719,221		$28,995,986

Net Assets Consist Of:
Paid in capital	$81,967,424	$81,549,085	$39,147,771		$28,154,087
Accumulated earnings	27,036,051	10,761,262	3,571,450		841,899
NET ASSETS	$109,003,475	$92,310,347	$42,719,221		$28,995,986

Net Asset Value Per Share:
Net Assets	$109,003,475	$92,310,347	$42,719,221		$28,995,986
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,050,000	3,250,000	1,450,000		1,100,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$35.74	$28.40	$29.46	(a)	$26.36

*	The Inspire Faithward Mid Cap Momentum ESG ETF and Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

(a)	The NAV shown above differs from the traded NAV on May 31, 2021 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2021

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$2,116,406	$829,889	$—	$1,511,751
Interest	32	23	1,304,280	58
Securities lending income	8,283	27,373	—	3,612
Less: Foreign withholding taxes	(112,914)	(264)	—	(1,754)
TOTAL INVESTMENT INCOME	2,011,807	857,021	1,304,280	1,513,667

EXPENSES
Investment advisory fees	186,257	159,966	250,606	283,380
Administrative services	48,002	38,958	61,430	57,125
Custodian fees	32,456	20,440	11,018	11,928
Professional fees	7,529	6,791	8,722	8,026
Legal fees	7,209	6,036	6,785	7,400
Audit fees	7,188	7,176	8,198	7,183
Trustees fees and expenses	6,469	6,436	6,415	7,552
Printing and postage expenses	6,437	7,092	6,323	5,821
Transfer agent fees	6,121	6,676	6,483	7,023
Insurance expense	3,243	1,995	3,537	2,736
Other Expenses	4,945	5,059	5,526	6,039
TOTAL EXPENSES	315,856	266,625	375,043	404,213
Plus: Recapture of fees waived/expenses reimbursed by the Adviser	—	47,300	—	(72,754)
NET EXPENSES	315,856	313,925	375,043	331,459

NET INVESTMENT INCOME	1,695,951	543,096	929,237	1,182,208

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	4,503,569	1,777,706	1,651,681	2,932,913
Investments	(598,064)	16,363,190	492,815	(232,574)
Foreign currency transactions	7,418	22	—	—
	3,912,923	18,140,918	2,144,496	2,700,339
Net change in unrealized appreciation (depreciation) on:
Investments	20,215,257	10,684,413	(4,047,540)	27,568,268
Foreign currency translations	15,587	12	—	—
	20,230,844	10,684,425	(4,047,540)	27,568,268

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	24,143,767	28,825,343	(1,903,044)	30,268,607

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,839,718	$29,368,439	$(973,807)	$31,450,815

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months and Period Ended May 31, 2021

			Inspire Faithward	Inspire Faithward
	Inspire		Mid Cap	Large Cap
	International ESG	Inspire Tactical	Momentum ESG	Momentum ESG
	ETF	Balanced ESG ETF	ETF *	ETF *
INVESTMENT INCOME
Dividends	$1,822,275	$723,007	$190,587	$65,469
Interest	19	42	—	—
Securities lending income	6,448	3,859	—	—
Less: Foreign withholding taxes	(214,153)	(598)	(6,895)	(1,091)
TOTAL INVESTMENT INCOME	1,614,589	726,310	183,692	64,378

EXPENSES
Investment advisory fees	191,536	201,961	106,942	80,880
Administrative services	38,757	29,278	24,272	24,272
Custodian fees	29,490	13,720	10,711	11,629
Audit fees	7,688	7,275	7,078	7,078
Legal fees	7,611	6,224	5,771	7,505
Trustees fees and expenses	6,165	5,824	5,325	5,325
Transfer agent fees	6,075	5,565	6,230	6,332
Printing and postage expenses	4,845	5,387	5,567	5,567
Professional fees	3,376	5,926	4,927	4,927
Insurance expense	1,290	1,268	143	143
Other Expenses	6,243	6,442	4,060	4,060
TOTAL EXPENSES	303,076	288,870	181,026	157,718

NET INVESTMENT INCOME (LOSS)	1,311,513	437,440	2,666	(93,340)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	3,745,684	317,150	298,628	104,120
Investments	296,903	(264,807)	476,316	(789,289)
Foreign currency transactions	12,291	—	—	—
	4,054,878	52,343	774,944	(685,169)
Net change in unrealized appreciation on:
Investments	12,121,488	9,807,928	2,793,840	1,620,408
Foreign currency translations	12,358	—	—	—
	12,133,846	9,807,928	2,793,840	1,620,408

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	16,188,724	9,860,271	3,568,784	935,239

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,500,237	$10,297,711	$3,571,450	$841,899

*	The Inspire Faithward Mid Cap Momentum ESG ETF and Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
FROM OPERATIONS
Net investment income	$1,695,951	$2,203,982
Net realized gain on investments and foreign currency transactions	3,912,923	5,463,573
Net change in unrealized appreciation on investments and foreign currency translations	20,230,844	1,626,857
Net increase in net assets resulting from operations	25,839,718	9,294,412

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(920,760)	(2,471,705)
Net decrease in net assets resulting from distributions to shareholders	(920,760)	(2,471,705)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,937,163	11,457,950
Cost of shares redeemed	(15,164,262)	(58,500,651)
Net decrease in net assets resulting from shares of beneficial interest	(4,227,099)	(47,042,701)

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,691,859	(40,219,994)

NET ASSETS
Beginning of Period	120,452,986	160,672,980
End of Period	$141,144,845	$120,452,986

SHARE ACTIVITY
Shares Sold	300,000	450,000
Shares Redeemed	(450,000)	(2,200,000)
Net decrease in shares of beneficial interest outstanding	(150,000)	(1,750,000)

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
FROM OPERATIONS
Net investment income	$543,096	$1,170,942
Net realized gain (loss) on investments and foreign currency transactions	18,140,918	(8,534,298)
Net change in unrealized appreciation on investments and foreign currency translations	10,684,425	6,062,403
Net increase (decrease) in net assets resulting from operations	29,368,439	(1,300,953)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(406,885)	(1,036,755)
Net decrease in net assets resulting from distributions to shareholders	(406,885)	(1,036,755)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	10,381,230	36,569,628
Cost of shares redeemed	(6,796,157)	(47,470,140)
Net increase (decrease) in net assets resulting from shares of beneficial interest	3,585,073	(10,900,512)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,546,627	(13,238,220)

NET ASSETS
Beginning of Period	85,987,873	99,226,093
End of Period	$118,534,500	$85,987,873

SHARE ACTIVITY
Shares Sold	300,000	1,500,000
Shares Redeemed	(200,000)	(2,000,000)
Net increase (decrease) in shares of beneficial interest outstanding	100,000	(500,000)

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
FROM OPERATIONS
Net investment income	$929,237	$2,342,096
Net realized gain on investments	2,144,496	2,819,075
Net change in unrealized appreciation (depreciation) on investments	(4,047,540)	1,038,258
Net increase (decrease) in net assets resulting from operations	(973,807)	6,199,429

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,037,440)	(2,648,430)
Net decrease in net assets resulting from distributions to shareholders	(1,037,440)	(2,648,430)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	52,475,278	101,690,884
Cost of shares redeemed	(29,103,564)	(77,135,830)
Net increase in net assets resulting from shares of beneficial interest	23,371,714	24,555,054

TOTAL INCREASE IN NET ASSETS	21,360,467	28,106,053

NET ASSETS
Beginning of Period	166,828,671	138,722,618
End of Period	$188,189,138	$166,828,671

SHARE ACTIVITY
Shares Sold	2,000,000	3,900,000
Shares Redeemed	(1,100,000)	(3,000,000)
Net increase in shares of beneficial interest outstanding	900,000	900,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020
FROM OPERATIONS
Net investment income	$1,182,208	$1,325,624
Net realized gain on investments	2,700,339	6,504,786
Net change in unrealized appreciation on investments	27,568,268	16,624,890
Net increase in net assets resulting from operations	31,450,815	24,455,300

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,917,030)	(1,183,515)
Net decrease in net assets resulting from distributions to shareholders	(1,917,030)	(1,183,515)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	66,677,829	56,434,516
Cost of shares redeemed	(7,638,411)	(23,372,072)
Net increase in net assets resulting from shares of beneficial interest	59,039,418	33,062,444

TOTAL INCREASE IN NET ASSETS	88,573,203	56,334,229

NET ASSETS
Beginning of Period	149,320,482	92,986,253
End of Period	$237,893,685	$149,320,482

SHARE ACTIVITY
Shares Sold	1,750,000	1,850,000
Shares Redeemed	(200,000)	(850,000)
Net increase in shares of beneficial interest outstanding	1,550,000	1,000,000

See accompanying notes to financial statements.

Inspire International ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Year Ended
	(Unaudited)	November 30, 2020 (a)
FROM OPERATIONS
Net investment income	$1,311,513	$653,036
Net realized gain (loss) on investments and foreign currency transactions	4,054,878	(529,258)
Net change in unrealized appreciation on investments and foreign currency translations	12,133,846	10,872,495
Net increase in net assets resulting from operations	17,500,237	10,996,273

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(658,895)	(578,626)
Net decrease in net assets resulting from distributions to shareholders	(658,895)	(578,626)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,958,265	58,022,635
Cost of shares redeemed	(10,697,927)	(2,468,535)
Net increase in net assets resulting from shares of beneficial interest	14,260,338	55,554,100

TOTAL INCREASE IN NET ASSETS	31,101,680	65,971,747

NET ASSETS
Beginning of Period	77,901,795	11,930,048
End of Period	$109,003,475	$77,901,795

SHARE ACTIVITY
Shares Sold	750,000	2,300,000
Shares Redeemed	(350,000)	(100,000)
Net increase in shares of beneficial interest outstanding	400,000	2,200,000

(a)	The Inspire International ESG ETF commenced operations on September 30, 2019.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2021	Period Ended
	(Unaudited)	November 30, 2020 (a)
FROM OPERATIONS
Net investment income	$437,440	$202,473
Net realized gain on investments	52,343	975,245
Net change in unrealized appreciation on investments	9,807,928	1,826,279
Net increase in net assets resulting from operations	10,297,711	3,003,997

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(3,312,815)	(88,835)
Net decrease in net assets resulting from distributions to shareholders	(3,312,815)	(88,835)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,823,255	91,217,214
Cost of shares redeemed	(2,050,102)	(22,580,078)
Net increase in net assets resulting from shares of beneficial interest	13,773,153	68,637,136

TOTAL INCREASE IN NET ASSETS	20,758,049	71,552,298

NET ASSETS
Beginning of Period	71,552,298	—
End of Period	$92,310,347	$71,552,298

SHARE ACTIVITY
Shares Sold	600,000	3,625,000
Shares Redeemed	(75,000)	(900,000)
Net increase in shares of beneficial interest outstanding	525,000	2,725,000

(a)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2021 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$2,666
Net realized gain on investments	774,944
Net change in unrealized appreciation on investments	2,793,840
Net increase in net assets resulting from operations	3,571,450

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	42,180,470
Cost of shares redeemed	(3,032,699)
Net increase in net assets resulting from shares of beneficial interest	39,147,771

TOTAL INCREASE IN NET ASSETS	42,719,221

NET ASSETS
Beginning of Period	—
End of Period	$42,719,221

SHARE ACTIVITY
Shares Sold	1,550,000
Shares Redeemed	(100,000)
Net increase in shares of beneficial interest outstanding	1,450,000

(a)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
May 31, 2021 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(93,340)
Net realized loss on investments	(685,169)
Net change in unrealized appreciation on investments	1,620,408
Net increase in net assets resulting from operations	841,899

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	29,432,052
Cost of shares redeemed	(1,277,965)
Net increase in net assets resulting from shares of beneficial interest	28,154,087

TOTAL INCREASE IN NET ASSETS	28,995,986

NET ASSETS
Beginning of Period	—
End of Period	$28,995,986

SHARE ACTIVITY
Shares Sold	1,150,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	1,100,000

(a)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2021		Year Ended	Year Ended		Year Ended	Period Ended
	(Unaudited)		November 30, 2020	November 30, 2019		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$32.12		$29.21	$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.49		0.50	0.67		0.48	0.36
Net realized and unrealized gain (loss) on investments	6.86		2.96	3.08		(1.49)	2.78
Total from investment operations	7.35		3.46	3.75		(1.01)	3.14
Less distributions from:
Net investment income	(0.26)		(0.52)	(0.58)		(0.49)	(0.28)
Net realized gains	—		(0.03)	(0.16)		(0.16)	—
Total distributions	(0.26)		(0.55)	(0.74)		(0.65)	(0.28)
Net asset value, end of period	$39.21		$32.12	$29.21		$26.20	$27.86
Total return (6)	23.00	% (4)	12.35%	14.60%		(3.74)%	12.63	% (4)
Net assets, at end of period (000s)	$141,145		$120,453	$160,673		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.51%		0.61%	0.52	% (8)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.51%		0.61%	0.54	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	2.73%		1.82%	2.42%		1.71%	1.80%
Portfolio Turnover Rate (5)	11	% (4)	36%	22%		22%	15	% (4)

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2021		Year Ended		Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2020		November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.74		$27.56		$26.73	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.17		0.37		0.32	0.30	0.20
Net realized and unrealized gain on investments	9.26		0.13	(7)	1.29	0.20 (7)	1.73
Total from investment operations	9.43		0.50		1.61	0.50	1.93
Less distributions from:
Net investment income	(0.13)		(0.31)		(0.22)	(0.21)	(0.11)
Net realized gains	—		(0.01)		(0.56)	(0.38)	—
Total distributions	(0.13)		(0.32)		(0.78)	(0.59)	(0.11)
Net asset value, end of period	$37.04		$27.74		$27.56	$26.73	$26.82
Total return (6)	34.02	% (4)	2.12%		6.42%	1.89%	7.75	% (4)
Net assets, at end of period (000s)	$118,535		$85,988		$99,226	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.50%		0.57	% (9)	0.64%	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.59%		0.60	% (8)	0.60%	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.02%		1.53%		1.24%	1.07%	1.06%
Portfolio Turnover Rate (5)	88	% (4)	92%		42%	24%	16	% (4)

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2021		Year Ended	Year Ended		Year Ended		Period Ended
	(Unaudited)		November 30, 2020	November 30, 2019		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$26.48		$25.69	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.15		0.45	0.64		0.56		0.18
Net realized and unrealized gain (loss) on investments	(0.33)		0.86	1.49		(0.81)		(0.09)
Total from investment operations	(0.18)		1.31	2.13		(0.25)		0.09
Less distributions from:
Net investment income	(0.16)		(0.44)	(0.62)		(0.52)		(0.14)
Net realized gains	—		(0.08)	—		(0.00	) (7)	—
Total distributions	(0.16)		(0.52)	(0.62)		(0.52)		(0.14)
Net asset value, end of period	$26.14		$26.48	$25.69		$24.18		$24.95
Total return (6)	(0.71	)% (4)	5.16%	8.91%		(0.99)%		0.37	% (4)
Net assets, at end of period (000s)	$188,189		$166,829	$138,723		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.45%		0.49%	0.50	% (9)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.45%		0.49%	0.58	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	1.11%		1.75%	2.52%		2.27%		1.81%
Portfolio Turnover Rate (5)	17	% (4)	35%	18%		5%		6	% (4)

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursement fees from prior periods.

(9)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursement fees from prior periods.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2021		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		November 30, 2020	November 30, 2019	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$35.98		$29.52	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.24		0.41	0.43	0.61	0.05
Net realized and unrealized gain on investments	5.95		6.43	3.35	0.19 (7)	0.64
Total from investment operations	6.19		6.84	3.78	0.80	0.69
Less distributions from:
Net investment income	(0.23)		(0.38)	(0.31)	(0.42)	—
Net realized gains	(0.20)		—	(0.01)	—	—
Return of capital	—		—	—	(0.01)	—
Total distributions	(0.43)		(0.38)	(0.32)	(0.43)	—
Net asset value, end of period	$41.74		$35.98	$29.52	$26.06	$25.69
Total return (6)	17.37	% (4)	23.50%	14.64%	3.09%	2.76	% (4)
Net assets, at end of period (000s)	$237,894		$149,320	$92,986	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.43%		0.48%	0.57%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%		0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.25%		1.31%	1.59%	2.27%	2.41%
Portfolio Turnover Rate (5)	4	% (4)	60%	23%	8%	0	% (4)

(1)	The Inspire 100 ETF commenced operations on October 30, 2017

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire International ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2021		Year Eded	Period Ended
	(Unaudited)		November 30, 2020	November 30, 2019 (1)
Net asset value, beginning of period	$29.40		$26.51	$25.00
Activity from investment operations:
Net investment income (loss) (2)	0.51		0.36	(0.05)
Net realized and unrealized gain on investments	6.09		2.81	1.56
Total from investment operations	6.60		3.17	1.51
Less distributions from:
Net investment income	(0.26)		(0.28)	—
Total distributions	(0.26)		(0.28)	—
Net asset value, end of period	$35.74		$29.40	$26.51
Total return (6)	22.55	% (4)	12.29%	6.04	% (4)
Net assets, at end of period (000s)	$109,003		$77,902	$11,930
Ratio of net expenses to average net assets (3)	0.71%		0.94%	2.44%
Ratio of net investment income (loss) to average net assets (3)	3.06%		1.44%	(1.16)%
Portfolio Turnover Rate(5)	12	% (4)	27%	0	% (4)

(1)	The Inspire International ESG ETF commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Tactical Balanced ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Six Months Ended
	May 31, 2021	Period Ended
	(Unaudited)	November 30, 2020 (1)
Net asset value, beginning of period	$26.26	$25.00
Activity from investment operations:
Net investment income (2)	0.14	0.08
Net realized and unrealized gain on investments	3.21	1.21
Total from investment operations	3.35	1.29
Less distributions from:
Net investment income	(0.16)	(0.03)
Net realized gains	(1.05)	—
Total distributions	(1.21)	(0.03)
Net asset value, end of period	$28.40	$26.26
Total return (4)(6)	13.35%	5.18%
Net assets, at end of period (000s)	$92,310	$71,552
Ratio of net expenses to average net assets (3)	0.71%	0.80%
Ratio of net investment income to average net assets (3)	1.08%	0.81%
Portfolio Turnover Rate (4)(5)	39%	282%

(1)	The Inspire Tactical Balanced ESG ETF commenced operations on July 15, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Faithward Mid Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
May 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.00 (7)
Net realized and unrealized gain on investments	4.46
Total from investment operations	4.46
Net asset value, end of period	$29.46
Total return (4)(6)	17.84%
Net assets, at end of period (000s)	$42,719
Ratio of net expenses to average net assets (3)	1.09%
Ratio of net investment income to average net assets (3)	0.02%
Portfolio Turnover Rate (4)(5)	235%

(1)	The Inspire Faithward Mid Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

See accompanying notes to financial statements.

Inspire Faithward Large Cap Momentum ESG ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

Period Ended
May 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.09)
Net realized and unrealized gain on investments	1.45
Total from investment operations	1.36
Net asset value, end of period	$26.36
Total return (4)(6)	5.44%
Net assets, at end of period (000s)	$28,996
Ratio of net expenses to average net assets (3)	1.26%
Ratio of net investment loss to average net assets (3)	(0.75)%
Portfolio Turnover Rate (4)(5)	191%

(1)	The Inspire Faithward Large Cap Momentum ESG ETF commenced operations on December 7, 2020.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2021

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”), Inspire 100 ETF (“BIBL”), Inspire International ESG ETF (“WWJD”), Inspire Tactical Balanced ESG ETF (“RISN”), Inspire Faithward Mid Cap Momentum ESG ETF (“GLRY”), and Faithward Large Cap Momentum ESG ETF (“FEVR”)( (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Index. WWJD’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope ex -US Index. RISN’s investment objective seeks to provide capital appreciation with lower volatility than the US large cap stock market over the long term. GLRY’s investment objective seeks to maximize growth and outperform the results (before fees and expenses) of the broader U.S. midcap stock market. FEVR’s investment objective seeks to maximize growth with lower volatility than the broader U.S. large cap stock market. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017. WWJD commenced operations on September 30, 2019. RISN commenced operations on July 15, 2020. GLRY and FEVR commenced operations on December 7, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities Lending Risk – Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments) . These risks could affect the value of a particular investment by each Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Securities Risk – Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. The lack of readily available public information may lead to inaccurate Inspire Impact Scores. Not all countries and jurisdictions monitor or regulate all environmental, social and governance (ESG) factors so that there may be no relevant information available for certain factors. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2021 for the Funds’ assets measured at value:

BLES
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$137,719,490	$—	$—	$137,719,490
Money Market Fund	3,270,309	—	—	3,270,309
Stock Warrants	31,081	—	—	31,081
Total	$141,020,880	$—	$—	$141,020,880

ISMD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$117,522,227	$—	$—	$117,522,227
Money Market Fund	13,564,191	—	—	13,564,191
Total	$131,086,418	$—	$—	$131,086,418

IBD
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$183,880,539	$—	$183,880,539
Total	$—	$183,880,539	$—	$183,880,539

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

BIBL
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$236,643,466	$—	$—	$236,643,466
Money Market Fund	1,909,444	—	—	1,909,444
Total	$238,552,910	$—	$—	$238,552,910

WWJD
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$106,632,474	$—	$—	$106,632,474
Money Market Fund	8,696,027	—	—	8,696,027
Stock Warrant	8,107	—	—	8,107
Total	$115,336,608	$—	$—	$115,336,608

RISN
Assets *	Level 1	Level 2	Level 3	Total
Closed End Fund	$4,652,393	$—	$—	$4,652,393
Common Stocks	73,243,904	—	—	73,243,904
Exchange Traded Fund	13,517,256	—	—	13,517,256
Money Market Fund	416,687	—	—	416,687
Total	$91,830,240	$—	$—	$91,830,240

GLRY
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$42,376,553	$—	$—	$42,376,553
Total	$42,376,553	$—	$—	$42,376,553

FEVR
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$28,719,152	$—	$—	$28,719,152
Total	$28,719,152	$—	$—	$28,719,152

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD, BIBL, WWJD, GLRY, FEVR and RISN and monthly for IBD. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in each Fund’s November 30, 2021 year-end tax return. Each Fund identified its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months or period ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
BLES	$13,420,968	$14,761,610
ISMD	$90,790,242	$91,208,409
IBD	$31,788,879	$27,455,363
BIBL	$8,450,871	$8,174,196
WWJD	$9,840,286	$10,555,266
RISN	$30,799,249	$32,393,584
GLRY	$82,317,699	$81,940,627
FEVR	$50,219,999	$50,234,871

For the six months or period ended May 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
BLES	$10,127,514	$14,006,810
ISMD	$10,310,687	$6,750,995
IBD	$52,684,496	$27,854,566
BIBL	$65,997,512	$7,556,961
WWJD	$24,314,495	$10,679,044
RISN	$14,429,955	$2,028,681
GLRY	$41,438,719	$3,008,010
FEVR	$29,071,546	$1,272,742

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC dba Inspire (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged SevenOneSeven Capital Management, LTD as the primary sub-adviser (the “Sub-Adviser”), to manage the assets of GLRY and FEVR. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Foreside Financial Services, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets for BLES, ISMD, IBD, and BIBL, an annual rate of 0.45% for WWJD, an annual rate of 0.50% for RISN and an annual rate of 0.65% for GLRY and FEVR. For the six months or period ended May 31, 2021, the Adviser earned $ 186,257, $159,966, $250,606, $283,380, $191,536, $201,961, $106,942 and $80,880 in advisory fees for BLES, ISMD, IBD, BIBL, WWJD, RISN, GLRY and FEVR respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, BIBL, and WWJD at least until March 31, 2022, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.60% and 0.35% of average daily net assets for ISMD and BIBL, respectively and effective April 1, 2021, 0.52% and 0.80% for BLES and WWJD, respectively. IBD, RISN, GLRY and FEVR currently do not have a Waiver Agreement in place.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of waiver, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2021, the Adviser waived fees and/or reimbursed expenses in the amount of $72,754 for BIBL pursuant to the Waiver Agreement. For the six months ended May 31, 2021, the Adviser recaptured $47,300 of previously waived fees for ISMD.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2021	11/30/2022	11/30/2023
BIBL	$117,184	$131,308	$72,754

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL, and WWJD, 100,000 shares for IBD, and 25,000 for RISN, GLRY and FEVR. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
BLES	$500	0.00%
ISMD	$250	0.00%
IBD	$250	0.00%
BIBL	$250	0.00%
WWJD	$500	0.00%
RISN	$250	0.00%
GLRY	$250	0.00%
FEVR	$250	0.00%

*	The maximum Transaction Fee is 0.00% as a percentage of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year or period ended November 30, 2020 and November 30, 2019 was as follows:

For the Year or Period Ended November 30, 2020:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$2,471,705	$—	$—	$2,471,705
ISMD	1,033,282	—	3,473	1,036,755
IBD	2,541,188	107,242	—	2,648,430
BIBL	1,183,515	—	—	1,183,515
WWJD *	635,887	—	—	635,887
RISN	88,835	—	—	88,835

For the Year or Period Ended November 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
BLES	$3,219,187	$289,438	$—	$3,508,625
ISMD	1,468,473	296,197	—	1,764,670
IBD	2,592,260	—	—	2,592,260
BIBL	724,530	—	—	724,530
WWJD	—	—	—	—
RISN	—	—	—	—

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $57,261 for fiscal year ended November 30, 2020 for the WWJD, which have been passed through to the Fund’s underlying shareholders and are deemed dividends for tax purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

As of November 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BLES	$133,265	$—	$—	$(3,976,372)	$—	$13,697,480	$9,854,373
ISMD	—	—	—	(17,412,027)	—	11,931,651	(5,480,376)
IBD	143,726	—	—	(448,880)	—	4,979,205	4,674,051
BIBL	1,311,797	—	—	—	—	26,782,098	28,093,895
WWJD	217,531	—	—	(1,093,235)	—	11,606,066	10,730,362
RISN	2,977,982	1,311	(145,964)	—	—	943,037	3,776,366

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts, passive foreign investment companies, partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. WWJD incurred and elected to defer such capital losses of $145,964.

At November 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	Utilized
BLES	$—	$3,976,372	$3,976,372	$—
ISMD	6,247,941	11,164,086	17,412,027	—
IBD	332,260	116,620	448,880	—
BIBL	—	—	—	1,141,520
WWJD	1,093,235	—	1,093,235	—
RISN	—	—	—	—

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions, non-deductible expenses and distribution reclasses, resulted in reclassifications for the Funds for the period ended November 30, 2020 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
BLES	$9,388,353	$(9,388,353)
ISMD	8,160,629	(8,160,629)
IBD	3,267,955	(3,267,955)
BIBL	4,058,138	(4,058,138)
WWJD	535,653	(535,653)
RISN	(861,204)	861,204

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Tax Cost	Appreciation	Depreciation	(Depreciation)
BLES	$107,120,257	$36,811,571	$(2,910,948)	$33,900,623
ISMD	108,559,723	23,824,858	(1,298,163)	22,526,695
IBD	182,948,874	2,330,141	(1,398,476)	931,665
BIBL	184,202,544	54,803,103	(452,737)	54,350,366
WWJD	91,622,733	24,770,423	(1,056,548)	23,713,875
RISN	81,079,568	12,168,732	(1,418,060)	10,750,672
GLRY	39,582,713	3,131,557	(337,717)	2,793,840
FEVR	27,098,744	1,905,312	(284,904)	1,620,408

8.	SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Custodian. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the Custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of May 31, 2021, the value of the securities on loan and payable for collateral due to broker were as follows:

	Market Value	Collateral Value
	of Securities	of Securities on
	on Loan	Loan
BLES	$3,174,083	$3,270,309
ISMD	13,281,883	13,564,191
BIBL	1,870,172	1,909,444
WWJD	8,411,860	8,696,027
RISN	408,444	416,687

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2021

The following table is a summary of the Funds’ securities loaned and related collateral, which are subject to a netting agreement as of May 31, 2021:

				Gross Amounts Not Offset in
				the Statement of Assets &
				Liabilities
			Net
			Amounts of
		Gross	Assets
		Amounts	Presented in
	Gross	Offset in the	the
	Amounts of	Statement of	Statement of
	Recognized	Assets &	Assets &	Financial	Collateral	Net
Fund	Assets	Liabilities	Liabilities	Instruments	Received	Amount
BLES Securities Lending	$3,270,309	$—	$3,270,309	$—	$3,270,309	$—
ISMD Securities Lending	$13,564,191	$—	$13,564,191	$—	$13,564,191	$—
BIBL Securities Lending	$1,909,444	$—	$1,909,444	$—	$1,909,444	$—
WWJD Securities Lending	$8,696,027	$—	$8,696,027	$—	$8,696,027	$—
RISN Securities Lending	$416,687	$—	$416,687	$—	$416,687	$—

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2021, the collateral consisted of institutional government money market funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board of Trustees declared the following distributions after May 31, 2021:

	Dividend Per Share	Record Date	Payable Date
BLES	$0.2231	6/28/2021	7/6/2021
ISMD	$0.0894	6/28/2021	7/6/2021
IBD	$0.0226	6/28/2021	7/6/2021
BIBL	$0.1001	6/28/2021	7/6/2021
WWJD	$0.3033	6/28/2021	7/6/2021
RISN	$0.0489	6/28/2021	7/6/2021

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2021

As a shareholder of one or more the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Paid
	Account Value	Value	During Period*	During Period**
Actual	12/1/2020	5/31/2021	12/1/20 - 5/31/21	12/1/20 - 5/31/21
BLES	$1,000.00	$1,230.00	$2.84	0.51%
ISMD	$1,000.00	$1,340.70	$3.44	0.59%
IBD	$1,000.00	$992.90	$2.24	0.45%
BIBL	$1,000.00	$1,173.70	$1.90	0.35%
WWJD	$1,000.00	$1,225.50	$6.81	0.71%
RISN	$1,000.00	$1,133.50	$3.78	0.71%
GLRY ***	$1,000.00	$1,178.80	$5.69	1.09%
FEVR ***	$1,000.00	$1,054.40	$6.21	1.26%

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EXPENSE EXAMPLES (Unaudited)(Continued)
May 31, 2021

	Beginning	Ending Account	Expenses Paid	Expenses Paid
Hypothetical	Account Value	Value	During Period*	During Period**
(5% return before expenses)	12/1/2020	5/31/2021	12/1/20 - 5/31/21	12/1/20 - 5/31/21
BLES	$1,000.00	$1,022.39	$2.57	0.51%
ISMD	$1,000.00	$1,021.99	$2.97	0.59%
IBD	$1,000.00	$1,022.69	$2.27	0.45%
BIBL	$1,000.00	$1,023.19	$1.77	0.35%
WWJD	$1,000.00	$1,021.46	$6.12	0.71%
RISN	$1,000.00	$1,021.39	$3.58	0.71%
GLRY ***	$1,000.00	$1,018.75	$5.28	1.09%
FEVR ***	$1,000.00	$1,017.93	$6.10	1.26%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one -half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

***	GLRY and FEVR commenced operations on December 7, 2020 therefore its “Actual” expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (175) divided by the number of days in the fiscal year (365).

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2021

Renewal of the Investment Advisory Agreement with CWM Advisors LLC (dba Inspire)

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”) held on January 20-21, 2021, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Inspire Advisory Agreement”) between CWM Advisors, LLC (dba Inspire) (“Inspire”) and the Trust, with respect to Inspire 100 ETF (“Inspire 100”), Inspire Corporate Bond ETF (“Inspire Corporate Bond”), Inspire Global Hope ETF (“Inspire Global Hope”), Inspire International ESG ETF (“Inspire International”), and Inspire Small/Mid Cap Impact ETF (“Inspire Small/Mid Cap”) (together “the Inspire ETFs”). In considering the renewal of the Inspire Advisory Agreement, the Trustees received materials specifically relating to the Inspire Advisory Agreement.

The Trustees reviewed and discussed the materials that were provided in advance of the Meeting and deliberated on the renewal of the Inspire Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement on behalf of each Inspire ETF and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted the investment experience and background of the key investment personnel responsible for servicing the Inspire ETFs. The Trustees discussed Inspire’s adherence to managing the Inspire ETFs to track their respective indexes, each of which utilizes the Inspire Impact Score© investment methodology. The Trustees reviewed Inspire’s practices for monitoring compliance as set forth in the investment adviser questionnaire response. The Trust CCO noted the adequacy of Inspire’s compliance program. The Trustees observed that Inspire selected broker/dealers on the basis of best execution. The Trustees noted that Inspire monitors daily trading on the listing exchange and uses a third-party data and analysis provider. After further discussion, the Trustees concluded that Inspire continues to have the ability to provide a level of service consistent with their expectations.

Performance. The Trustees discussed the reports prepared by Broadridge and reviewed the performance of each Inspire ETF as compared to the respective Inspire index it seeks to track and secondarily compared to its Broadridge selected peer group and Morningstar category for the one year, three year and since inception periods. The Trustees considered each ETF’s respective investment objective and each of the Inspire ETF’s Broadridge selected peer group and Morningstar category, noting the shortage of direct comparison because none were passively managed biblically responsible ETFs:

Inspire 100: The Trustees considered Inspire 100’s performance, noting that Inspire 100 seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire 100’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire 100 under the Inspire Advisory Agreement

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was appropriate and that the quality was satisfactory. The Trustees noted that Inspire 100’s performance was lower than the Index Inspire 100 tracks for both periods, noting that unlike Inspire 100, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire 100’s performance was satisfactory.

Inspire Corporate Bond: The Trustees considered Inspire Corporate Bond’s performance noting that Inspire Corporate Bond seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Corporate Bond’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Corporate Bond under the Inspire Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted that Inspire Corporate Bond’s performance was lower than the Index Inspire Corporate Bond tracks for both periods, noting that unlike Inspire Corporate Bond, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Corporate Bond’s performance was satisfactory.

Inspire Global Hope: The Trustees considered Inspire Global Hope’s performance noting that Inspire Global Hope seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Global Hope’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Global Hope under the Inspire Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted Inspire Global Hope’s performance was higher than the Inspire benchmark index Inspire Global Hope tracks for the one-year period and lower than the Inspire benchmark index for the three -year and since inception periods, noting that unlike Inspire Global Hope, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Global Hope’s performance was satisfactory.

Inspire International: The Trustees considered Inspire International’s performance noting that Inspire International seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire International’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire International under the Inspire Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted the Inspire International’s performance was lower than the Inspire benchmark index Inspire International tracks for the one-year period and since inception, noting that unlike Inspire International, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire International’s performance was satisfactory.

Inspire Small/Mid Cap: The Trustees considered Inspire Small/Mid Cap’s performance noting that Inspire Small/Mid Cap seeks to track its own Inspire benchmark index. The Trustees evaluated the correlation and tracking error between the Inspire benchmark index and Inspire Small Mid/Cap’s performance. Based on its review, the Trustees found that the nature and extent of services provided to Inspire Small/Mid Cap under the Inspire Advisory Agreement was appropriate and that the quality was satisfactory. The Trustees noted the Inspire Small/Mid Cap’s performance was lower than the

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Inspire benchmark index Inspire Small/Mid Cap tracks for the one-year period, three-year period and since inception, noting that unlike Inspire Small/Mid Cap, the performance of the unmanaged Index does not reflect deductions for transaction costs, taxes, management fees or other expenses. The Trustees concluded Inspire Small/Mid Cap’s performance was satisfactory.

Fees and Expenses.

Inspire 100: The Trustees evaluated Inspire 100’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and higher than the Morningstar category average. The Trustees discussed Inspire 100’s net expense ratio and noted that it was lower that its Broadridge peer group average and higher with the Morningstar Category Average. The Trustees considered that Inspire had an expense limitation in place with respect to Inspire 100 and is planning on renewing it for an additional year. The Trustees concluded that Inspire 100’s advisory fee was not unreasonable.

Inspire Corporate Bond: The Trustees evaluated Inspire Corporate Bond’s advisory fee, noting that the advisory fee of 0.30% was higher than the Broadridge peer group median and peer group average. They further noted that Inspire Corporate Bond’s advisory fee was higher than the Morningstar category average and median, but within the range of the Morningstar category. The Trustees discussed Inspire Corporate Bond’s net expense ratio and noted that it was higher than its peer group average and peer group median. They further noted that Inspire Corporate Bond’s net expense ratio was higher than its assigned Morningstar category median and average. The Trustees concluded that Inspire Corporate Bond’s advisory fee was not unreasonable.

Inspire Global Hope: The Trustees evaluated Inspire Global Hope’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group average and median and the Morningstar category average and median. The Trustees discussed Inspire Global Hope’s net expense ratio and noted that it was higher than its peer group average. They further noted that Inspire Global Hope’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Board further considered Inspire’s assertion that non-advisory fee related expenses were a driver of total operating expenses and that Inspire Global Hope’s advisory fee on an absolute basis was low given the services provided by Inspire. The Trustees concluded that Inspire Global Hopes advisory fee was not unreasonable.

Inspire International: The Trustees evaluated Inspire International’s advisory fee, noting that the advisory fee of 0.45% was higher than the Broadridge peer group average and below the Morningstar category high. The Trustees discussed Inspire International’s net expense ratio and noted that it was higher than its peer group average. They further noted that Inspire International’s net expense ratio was higher than its assigned Morningstar category median and average but within the range of the category. The Trustees considered that Inspire had an expense limitation in place with respect to Inspire International and is planning on renewing it for an additional year. The Trustees concluded that Inspire International’s advisory fee was not unreasonable

Inspire Small/Mid Cap: The Trustees evaluated Inspire Small/Mid Cap’s advisory fee, noting that the advisory fee of 0.30% was lower than the Broadridge peer group median and average, and higher than the Morningstar category average and in line with the Morningstar category median. The Trustees considered that Inspire had an expense limitation in place with respect to Inspire Small/Mid Cap is

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planning on renewing it for an additional year. They further noted that Inspire Small/Mid Cap’s net expense ratio was higher that its assigned Morningstar category median and average but within the range of the category. The Trustees concluded that Inspire Small/Mid Cap’s advisory fee was not unreasonable.

Profitability. The Trustees reviewed Inspire’s profitability analysis in connection with the advisory services it provides to each of the Inspire ETFs. The Trustees noted that Inspire was managing Inspire 100 at a loss. The Trustees noted Inspire was operating Inspire Corporate, Inspire Global Hope, Inspire International and Inspire Small/Mid Cap each at a modest profit. The Trustees concluded, therefore, that Inspire’s profitability with respect to each Inspire ETF was not excessive.

Economies of Scale. The Trustees noted that economies of scale had not yet been reached. The Trustees noted that consideration of economies of scale would be revisited as each Inspire ETF’s assets grow significantly.

Conclusion. The Trustees relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Inspire as the Trustees believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees including all of the Independent Trustees, determined that, with respect to the renewal of the Inspire Advisory Agreement, (a) the terms of the Inspire Advisory Agreement were reasonable; (b) the advisory fee paid by each Inspire ETF was not unreasonable; and (c) the profitability of Inspire under the Inspire Advisory Agreement was not excessive with respect to each of the Inspire ETFs and its respective shareholders. In considering the renewal of the Inspire Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the Inspire Advisory Agreement was in the best interests of each Inspire ETF and its respective shareholders, as appropriate.

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2021

Consideration of Investment Advisory Agreement for Inspire (Adviser to the Inspire Faithward ETFs)

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on October 13, 2020, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Inspire Advisory Agreement”) between Inspire and the Trust, with respect to Inspire Faithward Large Cap Momentum ESG ETF (“Inspire FMLM”) and Inspire Faithward Mid Cap Momentum ESG ETF (“Inspire FMCM”) (collectively, the “Funds” or the “New Inspire ETFs”). In considering the the approval Inspire Advisory Agreement, the Trustees received materials specifically relating to the Inspire Advisory Agreement.

The Trustees reviewed and discussed the materials about the proposed Inspire Advisory Agreement approval that were provided in advance of the Meeting and deliberated on the approval of the Inspire Advisory Agreement. The members of the Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Inspire Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Board member may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Inspire Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Inspire had approximately $780 million in assets under management and had been in operation since August 2015. The Trustees further noted that the adviser currently advises five index Biblically Responsible Investing ETFs; one active managed Biblically Responsible Investing ETF in the Trust and separately managed accounts using its proprietary selection methodology, Inspire Impact Score©. The Trustees noted the additional personnel to the portfolio management teams of the New Inspire ETFs, the hiring of a sub adviser and their experience with the proposed investment strategies. After further discussion, the Board concluded that the adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.

Inspire FMCM. The Trustees recognized that Inspire FMCM has not yet begun operations, and has no prior investment performance.

Inspire FMLM. The Trustees recognized that Inspire FMLM has not yet begun operations, and has no prior investment performance.

Fees and Expenses.

Inspire FMCM. The Board noted that the Inspire FMCM’s proposed advisory fee of 0.65% of its average net daily assets was higher than its Morningstar category average of 0.44% but lower than its Broadridge peer group median and peer group average of 0.69% and 0.75%, respectively. They further noted that the Inspire FMCM’s net expense ratio was higher than its assigned

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2021

Morningstar category median and category average but lower than its Broadridge peer group median. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Inspire FLCM. The Board noted that the Inspire FLCM’s proposed advisory fee of 0.65% of its average net daily assets was lower than the Broadridge peer group average of 0.90% and in line with the Morningstar category average of 0.65%. They further noted that the Inspire FLCM’s net expense ratio was higher than its assigned Morningstar category median but lower than its peer group average. After further discussion, the Board concluded that the proposed advisory fee was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the adviser and considered whether the level of anticipated profit was reasonable. They noted the adviser anticipated realizing a profit in connection with its relationship with each of the New Inspire ETFs, but agreed that such profit was not excessive, both in actual dollars and as a percentage of revenue, particularly considering the adviser’s expected reinvestment of legitimate profits into the New Inspire ETFs. The Board concluded, after further discussion, that excessive profit was not a concern at this time.

Economies of Scale. The Board noted that economies of scale was not an issue at this time as each New Inspire ETF had not yet launched. The Board noted that consideration of economies of scale would be revisited to the extent assets of the New Inspire ETFs grow significantly.

Conclusion. Having requested and received such information from Inspire as the Board believed to be reasonably necessary to evaluate the terms of the Inspire Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Inspire Advisory Agreement is in the best interests of each New Inspire ETF and its future shareholders.

Consideration of Sub-Advisory Agreement between Inspire and SevenOneSeven Capital Management, LTD )(“SOS")

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the sub- advisory agreement between Inspire and SOS (the “Sub-Advisory Agreement”) and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Board observed that SOS was formed in 2019. In consideration of the financial condition of SOS, the Trustees noted that Inspire had performed a review and was comfortable with SOS financial condition. The Board noted that SOS will employ a similar investment strategy used in their SMA accounts as Inspire FLCM and Inspire FMCM (the “New Inspire ETFs”). The Board reviewed the presentation materials prepared by SOS describing its investment process. In consideration of the compliance policies and procedures for SOS, the Board noted Inspire’s belief that SOS has the capabilities, resources and personnel necessary to provide sub-advisory services to the Fund in a compliant way. The Board further noted that SOS represented that it had not had any material compliance or litigation issues that are expected to create

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SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
May 31, 2021

any material issues in a firm’s ability to operate. The Board concluded that SOS had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to the New Inspire ETFs would be satisfactory. The Board concluded that SOS should be able to provide quality services to the New Inspire ETFs.

Performance. As the New Inspire ETFs are new without any operational history, actual performance of either New ETF was not available for the Trustees to consider. However, the Trustees were able to consider the performance of separately managed account portfolios managed by SOS with strategies similar to that of each New Inspire ETF. After further discussion, the Trustees concluded that SOS has the potential to deliver positive returns to shareholders in line with the Trustees’ expectations.

Fees and Expenses. The Board noted the sub-advisory fee payable to SOS for sub-advising each New Inspire ETF. The Trustees discussed the sub-advisory fee relative to the advisory fee noting that SOS will be paid a sub-advisory of 0.35% of each New Inspire ETF’s average net assets and that Inspire, rather than each such New Inspire ETF, would be responsible for the payment of such fee. The Board concluded that the sub-advisory fee payable to SOS was not unreasonable.

Profitability. The Trustees noted that SOS will receive no other compensation from either New Inspire ETF or Inspire except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by Inspire. The Trustees reviewed a profitability analysis that was provided by SOS. The Board concluded that the sub-advisory fee to be paid under the Sub-Advisory Agreement is reasonable in light of the services to be provided thereunder.

Economies of Scale. The Board noted that economies of scale was not an issue at this time as each New Inspire ETF had not yet launched. The Board noted that consideration of economies of scale would be revisited to the extent assets of the New Inspire ETFs grow significantly.

Conclusion. Having requested and received such information from SOS as the Board believed to be reasonably necessary to evaluate the terms of the Sub -Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fee structure was not unreasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of the New Inspire ETFs.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireetf.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
3597 E Monarch Sky Lane,
Suite 330
Meridian, ID 83646

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

INSPIRE-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/6/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/6/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/6/21